UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10001

                    Oppenheimer Main Street Opportunity Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

           Date of reporting period: AUGUST 1, 2004 - JANUARY 31, 2005



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                 8.0%
--------------------------------------------------------------------------------
Diversified Financial Services                                            7.4
--------------------------------------------------------------------------------
Commercial Banks                                                          6.8
--------------------------------------------------------------------------------
Pharmaceuticals                                                           4.9
--------------------------------------------------------------------------------
Computers & Peripherals                                                   4.4
--------------------------------------------------------------------------------
Insurance                                                                 4.4
--------------------------------------------------------------------------------
Software                                                                  4.2
--------------------------------------------------------------------------------
Industrial Conglomerates                                                  3.9
--------------------------------------------------------------------------------
Media                                                                     3.9
--------------------------------------------------------------------------------
Specialty Retail                                                          3.7

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are based on net assets.


TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
General Electric Co.                                                      3.3%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                         2.7
--------------------------------------------------------------------------------
Microsoft Corp.                                                           2.4
--------------------------------------------------------------------------------
Citigroup, Inc.                                                           2.3
--------------------------------------------------------------------------------
Bank of America Corp.                                                     2.0
--------------------------------------------------------------------------------
International Business Machines Corp.                                     1.6
--------------------------------------------------------------------------------
Pfizer, Inc.                                                              1.5
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                      1.5
--------------------------------------------------------------------------------
American International Group, Inc.                                        1.4
--------------------------------------------------------------------------------
Johnson & Johnson                                                         1.4

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


8 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------

SECTOR ALLOCATION

[PIE CHART]

Financials                      20.7%
Information Technology          17.7
Consumer Discretionary          14.2
Industrials                     12.5
Health Care                     10.6
Energy                           9.2
Consumer Staples                 6.7
Materials                        4.1
Telecommunication Services       3.3
Utilities                        1.0

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are based on total market value of common stocks.

--------------------------------------------------------------------------------


9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
--------------------------------------------------------------------------------


Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS Y shares of the Fund were first publicly offered on 9/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES
--------------------------------------------------------------------------------


FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The
"hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                              BEGINNING        ENDING         EXPENSES
                              ACCOUNT          ACCOUNT        PAID DURING
                              VALUE            VALUE          6 MONTHS ENDED
                              (8/1/04)         (1/31/05)      JANUARY 31, 2005
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,091.40       $ 5.90
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,019.51         5.70
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,086.70        10.28
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,015.33         9.93
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,087.30         9.75
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,015.84         9.42
--------------------------------------------------------------------------------
Class N Actual                1,000.00         1,088.90         8.06
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,017.44         7.79
--------------------------------------------------------------------------------
Class Y Actual                1,000.00         1,093.20         4.22
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00         1,021.11         4.07

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2005 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.12%
------------------------
Class B        1.95
------------------------
Class C        1.85
------------------------
Class N        1.53
------------------------
Class Y        0.80

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  January 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 COMMON STOCKS--99.1%
-------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--14.1%
-------------------------------------------------------------------------------
 AUTO COMPONENTS--0.4%
 American Axle
 & Manufacturing
 Holdings, Inc.                                   14,500       $      389,325
-------------------------------------------------------------------------------
 ArvinMeritor, Inc.                               42,800              814,912
-------------------------------------------------------------------------------
 Autoliv, Inc.                                    40,400            1,904,860
-------------------------------------------------------------------------------
 Collins & Aikman
 Corp. 1                                          13,500               46,710
-------------------------------------------------------------------------------
 Delphi Corp.                                     46,500              352,935
-------------------------------------------------------------------------------
 Drew Industries, Inc. 1                             300               11,214
-------------------------------------------------------------------------------
 Goodyear Tire &
 Rubber Co. 1                                    104,900            1,619,656
-------------------------------------------------------------------------------
 Hayes Lemmerz
 International, Inc. 1                            10,900               87,418
-------------------------------------------------------------------------------
 Midas, Inc. 1                                    63,100            1,264,524
-------------------------------------------------------------------------------
 Sauer-Danfoss, Inc.                              28,500              558,030
-------------------------------------------------------------------------------
 Spartan Motors, Inc.                              3,200               35,392
-------------------------------------------------------------------------------
 Standard Motor
 Products, Inc.                                   29,700              378,675
-------------------------------------------------------------------------------
 Stoneridge, Inc. 1                                1,600               23,760
-------------------------------------------------------------------------------
 Tenneco
 Automotive, Inc. 1                               42,400              684,336
-------------------------------------------------------------------------------
 Visteon Corp.                                    22,200              164,724
                                                               ----------------
                                                                    8,336,471

-------------------------------------------------------------------------------
 AUTOMOBILES--0.4%
 Ford Motor Co.                                  311,500            4,102,455
-------------------------------------------------------------------------------
 General Motors Corp.                             50,000            1,840,500
-------------------------------------------------------------------------------
 Harley-Davidson, Inc.                            58,300            3,504,413
-------------------------------------------------------------------------------
 Monaco Coach Corp.                               18,600              344,286
-------------------------------------------------------------------------------
 Winnebago
 Industries, Inc.                                 24,200              834,658
                                                               ----------------
                                                                   10,626,312

-------------------------------------------------------------------------------
 DISTRIBUTORS--0.1%
 Genuine Parts Co.                                27,200            1,151,376
-------------------------------------------------------------------------------
 Handleman Co.                                    27,600              536,820
-------------------------------------------------------------------------------
 WESCO
 International, Inc. 1                            22,200              750,138
                                                               ----------------
                                                                    2,438,334

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.7%
 AFC Enterprises, Inc. 1                           6,300       $      155,862
-------------------------------------------------------------------------------
 Ambassadors
 Group, Inc.                                       8,000              272,000
-------------------------------------------------------------------------------
 Ameristar Casinos, Inc.                          18,200              795,886
-------------------------------------------------------------------------------
 Bally Total Fitness
 Holding Corp. 1                                   8,100               32,157
-------------------------------------------------------------------------------
 Bluegreen Corp. 1                                78,600            1,678,110
-------------------------------------------------------------------------------
 Bob Evans Farms, Inc.                             2,800               68,208
-------------------------------------------------------------------------------
 Caesars Entertainment,
 Inc. 1                                          117,400            2,269,342
-------------------------------------------------------------------------------
 California Pizza
 Kitchen, Inc. 1                                  29,166              741,108
-------------------------------------------------------------------------------
 CBRL Group, Inc.                                  9,000              369,990
-------------------------------------------------------------------------------
 CEC Entertainment,
 Inc. 1                                           36,550            1,430,567
-------------------------------------------------------------------------------
 Checkers Drive-In
 Restaurants, Inc. 1                               3,600               51,300
-------------------------------------------------------------------------------
 Choice Hotels
 International, Inc.                               6,900              400,200
-------------------------------------------------------------------------------
 Darden Restaurants,
 Inc.                                             49,700            1,469,132
-------------------------------------------------------------------------------
 Dave & Buster's, Inc. 1                          41,000              769,570
-------------------------------------------------------------------------------
 Domino's Pizza, Inc.                             17,000              283,560
-------------------------------------------------------------------------------
 Dover Downs
 Gaming &
 Entertainment, Inc.                              23,000              315,100
-------------------------------------------------------------------------------
 Gaylord Entertainment
 Co., Cl. A 1                                     33,600            1,318,800
-------------------------------------------------------------------------------
 Great Wolf
 Resorts, Inc. 1                                  85,300            1,788,741
-------------------------------------------------------------------------------
 Hilton Hotels Corp.                              50,000            1,112,500
-------------------------------------------------------------------------------
 International Game
 Technology                                       51,200            1,602,560
-------------------------------------------------------------------------------
 Isle of Capri
 Casinos, Inc. 1                                  69,900            1,776,858
-------------------------------------------------------------------------------
 Jack in the Box, Inc. 1                          24,200              836,836
-------------------------------------------------------------------------------
 La Quinta Corp. 1                                60,100              522,269
-------------------------------------------------------------------------------
 Las Vegas Sands Corp. 1                          39,500            1,714,300
-------------------------------------------------------------------------------
 Mandalay Resort
 Group                                            28,700            2,026,220
-------------------------------------------------------------------------------
 Marcus Corp. (The)                                5,800              144,536


14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE Continued
 Marriott International,
 Inc., Cl. A                                      40,000       $    2,527,200
-------------------------------------------------------------------------------
 McDonald's Corp.                                118,300            3,831,737
-------------------------------------------------------------------------------
 MGM Mirage, Inc. 1                               40,800            2,929,848
-------------------------------------------------------------------------------
 Mikohn Gaming
 Corp. 1                                          13,900              139,000
-------------------------------------------------------------------------------
 Monarch Casino
 & Resort, Inc. 1                                 18,100              548,068
-------------------------------------------------------------------------------
 Navigant
 International, Inc. 1                             9,900              128,403
-------------------------------------------------------------------------------
 P.F. Chang's China
 Bistro, Inc. 1                                    1,200               66,708
-------------------------------------------------------------------------------
 Papa John's
 International, Inc. 1                            11,300              363,521
-------------------------------------------------------------------------------
 Penn National
 Gaming, Inc. 1                                    1,400               91,826
-------------------------------------------------------------------------------
 Pinnacle
 Entertainment, Inc. 1                            53,300              962,065
-------------------------------------------------------------------------------
 Rare Hospitality
 International, Inc. 1                             1,300               40,950
-------------------------------------------------------------------------------
 Scientific Games
 Corp., Cl. A 1                                    2,800               72,016
-------------------------------------------------------------------------------
 Six Flags, Inc. 1                               291,200            1,246,336
-------------------------------------------------------------------------------
 Sonic Corp. 1                                     9,300              296,112
-------------------------------------------------------------------------------
 Starwood Hotels &
 Resorts Worldwide, Inc.                           2,500              144,725
-------------------------------------------------------------------------------
 Steak n Shake Co.
 (The) 1                                          15,500              305,505
-------------------------------------------------------------------------------
 Sunterra Corp. 1                                  3,000               41,430
-------------------------------------------------------------------------------
 The9 Ltd., ADR 1                                 33,100              688,447
-------------------------------------------------------------------------------
 WMS Industries, Inc. 1                            4,800              150,432
-------------------------------------------------------------------------------
 Yum! Brands, Inc.                                48,000            2,224,800
                                                               ----------------
                                                                   40,744,841

-------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--1.0%
 American Greetings
 Corp., Cl. A                                     39,300              948,702
-------------------------------------------------------------------------------
 Beazer Homes
 USA, Inc.                                         2,200              326,700
-------------------------------------------------------------------------------
 Black & Decker Corp.                             12,400            1,021,760
-------------------------------------------------------------------------------
 Blount International,
 Inc. 1                                           50,600              908,270


                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 HOUSEHOLD DURABLES Continued
 Brookfield Homes
 Corp.                                             9,500       $      339,150
-------------------------------------------------------------------------------
 Chromcraft
 Revington, Inc. 1                                   500                6,455
-------------------------------------------------------------------------------
 Comstock
 Homebuilding Cos.,
 Inc., Cl. A 1                                    66,200            1,582,180
-------------------------------------------------------------------------------
 CSS Industries, Inc.                             29,100              936,729
-------------------------------------------------------------------------------
 Ethan Allen
 Interiors, Inc.                                  16,700              588,508
-------------------------------------------------------------------------------
 Furniture Brands
 International, Inc.                              35,300              836,610
-------------------------------------------------------------------------------
 Harman International
 Industries, Inc.                                  9,200            1,119,180
-------------------------------------------------------------------------------
 Interface, Inc., Cl. A 1                         94,600              892,078
-------------------------------------------------------------------------------
 KB Home                                          22,100            2,401,165
-------------------------------------------------------------------------------
 Kimball International,
 Inc., Cl. B                                      10,100              146,349
-------------------------------------------------------------------------------
 Leggett & Platt, Inc.                            13,200              376,200
-------------------------------------------------------------------------------
 Levitt Corp., Cl. A                               1,800               52,920
-------------------------------------------------------------------------------
 Meritage Homes
 Corp. 1                                          25,400            1,642,110
-------------------------------------------------------------------------------
 Mestek, Inc. 1                                    2,800               62,804
-------------------------------------------------------------------------------
 Newell Rubbermaid,
 Inc.                                             94,700            2,037,944
-------------------------------------------------------------------------------
 NVR, Inc. 1                                       2,400            1,899,000
-------------------------------------------------------------------------------
 Russ Berrie & Co., Inc.                           3,200               75,072
-------------------------------------------------------------------------------
 Ryland Group, Inc.
 (The)                                            19,300            1,251,991
-------------------------------------------------------------------------------
 Stanley Furniture
 Co., Inc.                                         9,600              446,304
-------------------------------------------------------------------------------
 Stanley Works (The)                              16,200              770,472
-------------------------------------------------------------------------------
 Technical Olympic
 USA, Inc.                                        12,150              330,116
-------------------------------------------------------------------------------
 Tupperware Corp.                                 30,100              605,311
-------------------------------------------------------------------------------
 Universal Electronics,
 Inc. 1                                           13,400              227,264
-------------------------------------------------------------------------------
 Whirlpool Corp.                                  14,800            1,010,248
-------------------------------------------------------------------------------
 Yankee Candle, Inc.
 (The) 1                                           1,200               39,312
                                                               ----------------
                                                                   22,880,904




15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.6%
 1-800-FLOWERS.com,
 Inc. 1                                            1,500       $       11,025
-------------------------------------------------------------------------------
 Audible, Inc. 1                                  40,800            1,137,096
-------------------------------------------------------------------------------
 eBay, Inc. 1                                    105,000            8,557,500
-------------------------------------------------------------------------------
 GSI Commerce, Inc. 1                             35,700              498,729
-------------------------------------------------------------------------------
 IAC/InterActiveCorp 1                           101,100            2,449,653
-------------------------------------------------------------------------------
 Insight Enterprises,
 Inc. 1                                           22,500              435,375
-------------------------------------------------------------------------------
 J. Jill Group, Inc. 1                             8,800              127,248
-------------------------------------------------------------------------------
 ValueVision Media,
 Inc., Cl. A 1                                    65,200              929,100
                                                               ----------------
                                                                   14,145,726

-------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.4%
 Action Performance
 Cos., Inc.                                       53,800              564,900
-------------------------------------------------------------------------------
 Arctic Cat, Inc.                                 11,600              294,060
-------------------------------------------------------------------------------
 Callaway Golf Co.                                 5,100               67,881
-------------------------------------------------------------------------------
 Eastman Kodak Co.                                60,100            1,988,709
-------------------------------------------------------------------------------
 Hasbro, Inc.                                     61,900            1,213,240
-------------------------------------------------------------------------------
 JAKKS Pacific, Inc. 1                            41,900              914,258
-------------------------------------------------------------------------------
 Marine Products Corp.                             3,600               91,188
-------------------------------------------------------------------------------
 Marvel Enterprises, Inc. 1                       84,700            1,512,742
-------------------------------------------------------------------------------
 Nautilus Group, Inc.
 (The)                                            53,500            1,119,755
-------------------------------------------------------------------------------
 RC2 Corp. 1                                       9,700              280,815
-------------------------------------------------------------------------------
 SCP Pool Corp.                                   16,900              502,268
-------------------------------------------------------------------------------
 Steinway Musical
 Instruments, Inc. 1                               6,300              177,282
                                                               ----------------
                                                                    8,727,098

-------------------------------------------------------------------------------
 MEDIA--3.9%
 4Kids Entertainment,
 Inc. 1                                           12,400              228,532
-------------------------------------------------------------------------------
 Cablevision Systems
 New York Group,
 Cl. A 1                                           5,300              145,167
-------------------------------------------------------------------------------
 Carmike Cinemas, Inc.                             9,200              325,956
-------------------------------------------------------------------------------
 Catalina Marketing
 Corp.                                            17,200              442,040


                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 MEDIA Continued
 Charter
 Communications,
 Inc., Cl. A 1                                   524,500       $      844,445
-------------------------------------------------------------------------------
 Clear Channel
 Communications, Inc.                            137,000            4,442,910
-------------------------------------------------------------------------------
 Comcast Corp., Cl. A 1                          665,900           21,435,321
-------------------------------------------------------------------------------
 EchoStar
 Communications
 Corp., Cl. A                                    104,300            3,182,193
-------------------------------------------------------------------------------
 Gemstar-TV Guide
 International, Inc. 1                            43,200              238,464
-------------------------------------------------------------------------------
 Insight
 Communications
 Co., Inc. 1                                      21,500              217,365
-------------------------------------------------------------------------------
 Knight-Ridder, Inc.                               8,900              579,479
-------------------------------------------------------------------------------
 Lakes Gaming, Inc. 1                              2,200               31,350
-------------------------------------------------------------------------------
 Lamar Advertising
 Co., Cl. A 1                                     24,000            1,031,520
-------------------------------------------------------------------------------
 Liberty Media Corp.,
 Cl. A 1                                         552,400            5,767,056
-------------------------------------------------------------------------------
 Liberty Media
 International, Inc.,
 Cl. A 1                                           9,200              416,576
-------------------------------------------------------------------------------
 Lin TV Corp. 1                                    1,200               22,332
-------------------------------------------------------------------------------
 Martha Stewart
 Living Omnimedia,
 Inc., Cl. A 1                                    34,600            1,134,880
-------------------------------------------------------------------------------
 McGraw-Hill Cos.,
 Inc. (The)                                       34,300            3,104,150
-------------------------------------------------------------------------------
 Mediacom
 Communications
 Corp. 1                                         177,600            1,062,048
-------------------------------------------------------------------------------
 Meredith Corp.                                   10,300              494,709
-------------------------------------------------------------------------------
 New Frontier
 Media, Inc. 1                                    23,800              238,000
-------------------------------------------------------------------------------
 News Corp., Cl. A                                98,000            1,666,000
-------------------------------------------------------------------------------
 NTL, Inc. 1                                       4,100              278,923
-------------------------------------------------------------------------------
 Pixar, Inc. 1                                     6,600              575,322
-------------------------------------------------------------------------------
 PRIMEDIA, Inc. 1                                 55,700              216,116
-------------------------------------------------------------------------------
 R.H. Donnelley Corp. 1                            2,900              171,680
-------------------------------------------------------------------------------
 Salem
 Communications
 Corp., Cl. A 1                                    9,200              204,608


16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 MEDIA Continued
 Thomas Nelson, Inc.                              25,000       $      558,750
-------------------------------------------------------------------------------
 Time Warner, Inc. 1                             772,700           13,908,600
-------------------------------------------------------------------------------
 TiVo, Inc. 1                                     45,300              181,653
-------------------------------------------------------------------------------
 Valassis
 Communications, Inc. 1                            1,400               47,530
-------------------------------------------------------------------------------
 Viacom, Inc., Cl. B                             399,629           14,922,147
-------------------------------------------------------------------------------
 Walt Disney Co. (The)                           386,000           11,051,180
-------------------------------------------------------------------------------
 Wiley (John) & Sons,
 Inc., Cl. A                                      34,100            1,147,465
-------------------------------------------------------------------------------
 World Wrestling
 Federation
 Entertainment, Inc.                               3,200               40,320
-------------------------------------------------------------------------------
 WPT Enterprises, Inc. 1                           1,200               15,096
                                                               ----------------
                                                                   90,369,883

-------------------------------------------------------------------------------
 MULTILINE RETAIL--1.2%
 Dillard's, Inc., Cl. A                           63,800            1,674,112
-------------------------------------------------------------------------------
 Federated Department
 Stores, Inc.                                     63,800            3,623,840
-------------------------------------------------------------------------------
 J.C. Penney Co., Inc.
 (Holding Co.)                                   116,800            4,989,696
-------------------------------------------------------------------------------
 Kmart Holding Corp. 1                            22,200            2,090,796
-------------------------------------------------------------------------------
 Kohl's Corp. 1                                    9,000              423,090
-------------------------------------------------------------------------------
 Nordstrom, Inc.                                  31,600            1,524,700
-------------------------------------------------------------------------------
 Sears Roebuck & Co.                              70,700            3,552,675
-------------------------------------------------------------------------------
 Shopko Stores, Inc. 1                            29,400              530,082
-------------------------------------------------------------------------------
 Stage Stores, Inc. 1                             25,500            1,008,015
-------------------------------------------------------------------------------
 Stein Mart, Inc. 1                               60,000            1,183,800
-------------------------------------------------------------------------------
 Target Corp.                                    144,500            7,336,265
                                                               ----------------
                                                                   27,937,071

-------------------------------------------------------------------------------
 SPECIALTY RETAIL--3.7%
 Aaron Rents, Inc.                                 8,100              172,044
-------------------------------------------------------------------------------
 Abercrombie & Fitch
 Co., Cl. A                                       46,800            2,345,616
-------------------------------------------------------------------------------
 Aeropostale, Inc. 1                              25,700              714,203
-------------------------------------------------------------------------------
 American Eagle
 Outfitters, Inc.                                 43,000            2,184,400
-------------------------------------------------------------------------------
 AnnTaylor Stores Corp. 1                          1,500               32,235
-------------------------------------------------------------------------------
 AutoNation, Inc. 1                               27,600              525,504
-------------------------------------------------------------------------------
 Barnes & Noble, Inc. 1                           38,500            1,258,950


                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 bebe stores, inc.                                12,400       $      321,284
-------------------------------------------------------------------------------
 Bed Bath &
 Beyond, Inc. 1                                   50,900            2,050,761
-------------------------------------------------------------------------------
 Best Buy Co., Inc.                               74,700            4,018,113
-------------------------------------------------------------------------------
 Big 5 Sporting
 Goods Corp.                                      23,200              635,216
-------------------------------------------------------------------------------
 Blair Corp.                                      16,500              637,230
-------------------------------------------------------------------------------
 Blockbuster, Inc., Cl. B                         24,085              210,503
-------------------------------------------------------------------------------
 Borders Group, Inc.                              57,800            1,517,250
-------------------------------------------------------------------------------
 Buckle, Inc. (The)                                  600               17,166
-------------------------------------------------------------------------------
 Building Materials
 Holding Corp.                                    48,300            1,783,719
-------------------------------------------------------------------------------
 Burlington Coat
 Factory Warehouse
 Corp.                                            18,400              474,904
-------------------------------------------------------------------------------
 Cato Corp., Cl. A                                43,400            1,319,360
-------------------------------------------------------------------------------
 Charming Shoppes,
 Inc. 1                                          141,600            1,175,280
-------------------------------------------------------------------------------
 Children's Place Retail
 Stores, Inc. 1                                   19,400              736,036
-------------------------------------------------------------------------------
 Christopher &
 Banks Corp.                                      10,300              183,031
-------------------------------------------------------------------------------
 Circuit City Stores, Inc./
 Circuit City Group                              127,300            1,822,936
-------------------------------------------------------------------------------
 Claire's Stores, Inc.                            25,400              524,002
-------------------------------------------------------------------------------
 CSK Auto Corp. 1                                  7,200              113,544
-------------------------------------------------------------------------------
 Deb Shops, Inc.                                   1,800               49,320
-------------------------------------------------------------------------------
 Dress Barn, Inc. (The) 1                         23,800              455,532
-------------------------------------------------------------------------------
 Electronics Boutique
 Holdings Corp. 1                                 24,900              873,741
-------------------------------------------------------------------------------
 Finish Line, Inc. (The),
 Cl. A                                            32,000              649,600
-------------------------------------------------------------------------------
 GameStop Corp. 1                                 39,500              754,055
-------------------------------------------------------------------------------
 GameStop Corp., Cl. B 1                             934               18,120
-------------------------------------------------------------------------------
 Gap, Inc. (The)                                 181,400            3,992,614
-------------------------------------------------------------------------------
 Genesco, Inc. 1                                  14,800              428,312
-------------------------------------------------------------------------------
 Goody's Family
 Clothing, Inc.                                   81,200              755,972
-------------------------------------------------------------------------------
 Guess?, Inc. 1                                   50,600              718,520
-------------------------------------------------------------------------------
 Haverty Furniture
 Cos., Inc.                                       12,700              227,330


17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Hibbett Sporting
 Goods, Inc. 1                                    32,000       $      825,600
-------------------------------------------------------------------------------
 Home Depot, Inc.                                347,600           14,341,976
-------------------------------------------------------------------------------
 Jo-Ann Stores, Inc. 1                             1,000               27,410
-------------------------------------------------------------------------------
 Jos. A. Banks
 Clothiers, Inc. 1                                 2,100               60,270
-------------------------------------------------------------------------------
 Limited Brands, Inc.                            180,800            4,284,960
-------------------------------------------------------------------------------
 Lowe's Cos., Inc.                                82,700            4,713,073
-------------------------------------------------------------------------------
 Men's Wearhouse,
 Inc. (The) 1                                     18,800              625,476
-------------------------------------------------------------------------------
 Michaels Stores, Inc.                            81,700            2,512,275
-------------------------------------------------------------------------------
 Movie Gallery, Inc.                              35,900              752,105
-------------------------------------------------------------------------------
 NetFlix.com, Inc. 1                               6,400               73,600
-------------------------------------------------------------------------------
 Office Depot, Inc. 1                            138,800            2,399,852
-------------------------------------------------------------------------------
 Pacific Sunwear of
 California, Inc. 1                               72,700            1,780,423
-------------------------------------------------------------------------------
 Pantry, Inc. (The) 1                             18,200              523,250
-------------------------------------------------------------------------------
 Party City Corp. 1                                5,400               69,174
-------------------------------------------------------------------------------
 Payless ShoeSource,
 Inc. 1                                           76,600              904,646
-------------------------------------------------------------------------------
 Petco Animal
 Supplies, Inc. 1                                 32,700            1,241,619
-------------------------------------------------------------------------------
 PetsMart, Inc.                                   43,400            1,311,982
-------------------------------------------------------------------------------
 Rent-A-Center, Inc. 1                            36,700              898,783
-------------------------------------------------------------------------------
 Rent-Way, Inc. 1                                  9,900               84,150
-------------------------------------------------------------------------------
 Restoration
 Hardware, Inc. 1                                 83,100              477,825
-------------------------------------------------------------------------------
 Sherwin-Williams Co.                             30,000            1,296,000
-------------------------------------------------------------------------------
 Staples, Inc.                                   134,500            4,403,530
-------------------------------------------------------------------------------
 Syms Corp. 1                                      4,800               61,200
-------------------------------------------------------------------------------
 Talbots, Inc. (The)                               5,900              159,713
-------------------------------------------------------------------------------
 TJX Cos., Inc. (The)                            139,300            3,488,072
-------------------------------------------------------------------------------
 Too, Inc. 1                                      26,700              725,172
-------------------------------------------------------------------------------
 Toys R Us, Inc. 1                               104,300            2,237,235
-------------------------------------------------------------------------------
 Trans World
 Entertainment Corp. 1                            49,200              617,460
-------------------------------------------------------------------------------
 Tweeter Home
 Entertainment
 Group, Inc. 1                                    39,100              249,458
-------------------------------------------------------------------------------
 United Auto
 Group, Inc.                                      11,600              327,932


                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Zale Corp. 1                                     43,300       $    1,150,048
                                                               ----------------
                                                                   86,320,672

-------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.7%
 Cherokee, Inc.                                   17,800              611,786
-------------------------------------------------------------------------------
 Coach, Inc. 1                                    50,300            2,821,830
-------------------------------------------------------------------------------
 Deckers Outdoor
 Corp. 1                                          10,700              414,839
-------------------------------------------------------------------------------
 Hampshire Group Ltd. 1                           10,900              392,171
-------------------------------------------------------------------------------
 Hartmarx Corp. 1                                 35,100              300,105
-------------------------------------------------------------------------------
 K-Swiss, Inc., Cl. A                             45,000            1,361,250
-------------------------------------------------------------------------------
 Kellwood Co.                                     18,700              541,178
-------------------------------------------------------------------------------
 Kenneth Cole
 Productions, Inc., Cl. A                          9,300              248,217
-------------------------------------------------------------------------------
 Nike, Inc., Cl. B                                25,500            2,209,065
-------------------------------------------------------------------------------
 Phillips/Van Heusen
 Corp.                                            12,000              326,520
-------------------------------------------------------------------------------
 Russell Corp.                                     5,400               97,200
-------------------------------------------------------------------------------
 Skechers U.S.A., Inc.,
 Cl. A 1                                          71,300            1,044,545
-------------------------------------------------------------------------------
 Stride Rite Corp.                                10,400              127,296
-------------------------------------------------------------------------------
 Timberland Co., Cl. A 1                          25,500            1,676,370
-------------------------------------------------------------------------------
 Tommy Hilfiger Corp. 1                           39,700              389,854
-------------------------------------------------------------------------------
 VF Corp.                                         39,300            2,088,795
-------------------------------------------------------------------------------
 Wolverine World
 Wide, Inc.                                       44,100            1,386,063
                                                               ----------------
                                                                   16,037,084

-------------------------------------------------------------------------------
 CONSUMER STAPLES--6.6%
-------------------------------------------------------------------------------
 BEVERAGES--1.3%
 Adolph Coors
 Co., Cl. B                                        1,000               74,600
-------------------------------------------------------------------------------
 Anheuser-Busch
 Cos., Inc.                                       19,800              973,764
-------------------------------------------------------------------------------
 Boston Beer Co.,
 Inc., Cl. A 1                                    17,200              406,264
-------------------------------------------------------------------------------
 Coca-Cola Co. (The)                             260,600           10,812,294
-------------------------------------------------------------------------------
 Hansen Natural Corp. 1                           30,400            1,243,360
-------------------------------------------------------------------------------
 National Beverage
 Corp.                                             7,600               66,348


18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 BEVERAGES Continued
 Pepsi Bottling Group,
 Inc. (The)                                       69,200       $    1,892,620
-------------------------------------------------------------------------------
 PepsiAmericas, Inc.                              67,500            1,434,375
-------------------------------------------------------------------------------
 PepsiCo, Inc.                                   261,700           14,053,290
                                                               ----------------
                                                                   30,956,915

-------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--1.8%
 7-Eleven, Inc. 1                                 57,000            1,359,450
-------------------------------------------------------------------------------
 Arden Group, Inc.,
 Cl. A                                             4,498              428,075
-------------------------------------------------------------------------------
 BJ's Wholesale Club,
 Inc. 1                                           60,700            1,736,627
-------------------------------------------------------------------------------
 Costco Wholesale
 Corp.                                            48,300            2,283,141
-------------------------------------------------------------------------------
 Great Atlantic &
 Pacific Tea Co., Inc.
 (The) 1                                          27,200              246,432
-------------------------------------------------------------------------------
 Ingles Markets, Inc.,
 Cl. A                                             7,600               99,788
-------------------------------------------------------------------------------
 Kroger Co. (The) 1                              110,600            1,891,260
-------------------------------------------------------------------------------
 Longs Drug Stores, Inc.                          27,900              732,654
-------------------------------------------------------------------------------
 Nash Finch Co.                                   24,000            1,000,680
-------------------------------------------------------------------------------
 Rite Aid Corp. 1                                405,700            1,436,178
-------------------------------------------------------------------------------
 Ruddick Corp.                                    10,600              223,660
-------------------------------------------------------------------------------
 Safeway, Inc. 1                                  95,000            1,790,750
-------------------------------------------------------------------------------
 Smart & Final, Inc. 1                             9,800              141,610
-------------------------------------------------------------------------------
 SUPERVALU, Inc.                                  42,900            1,356,069
-------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                           491,700           25,765,080
-------------------------------------------------------------------------------
 Weis Markets, Inc.                                1,500               57,075
-------------------------------------------------------------------------------
 Winn-Dixie Stores, Inc.                         339,800            1,226,678
                                                               ----------------
                                                                   41,775,207

-------------------------------------------------------------------------------
 FOOD PRODUCTS--0.7%
 Alico, Inc. 1                                     1,200               69,000
-------------------------------------------------------------------------------
 Archer-Daniels-
 Midland Co.                                      24,200              585,640
-------------------------------------------------------------------------------
 Cal-Maine Foods, Inc.                           103,300            1,212,742
-------------------------------------------------------------------------------
 Chiquita Brands
 International, Inc.                              21,300              488,835
-------------------------------------------------------------------------------
 Corn Products
 International, Inc.                              47,000            1,379,920


                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 FOOD PRODUCTS Continued
 Darling International,
 Inc. 1                                          118,700       $      516,345
-------------------------------------------------------------------------------
 Flowers Foods, Inc.                              12,350              376,799
-------------------------------------------------------------------------------
 Heinz (H.J.) Co.                                 14,500              548,245
-------------------------------------------------------------------------------
 Hershey Foods Corp.                              10,800              631,692
-------------------------------------------------------------------------------
 J&J Snack Foods Corp.                            10,300              496,975
-------------------------------------------------------------------------------
 Kraft Foods, Inc., Cl. A                        111,900            3,802,362
-------------------------------------------------------------------------------
 Lancaster Colony
 Corp.                                            21,500              909,665
-------------------------------------------------------------------------------
 Lance, Inc.                                      27,500              476,575
-------------------------------------------------------------------------------
 M&F Worldwide
 Corp. 1                                          21,600              309,312
-------------------------------------------------------------------------------
 Pilgrim's Pride Corp.,
 Cl. B                                            38,200            1,335,472
-------------------------------------------------------------------------------
 Sanderson Farms, Inc.                            16,400              716,844
-------------------------------------------------------------------------------
 Sara Lee Corp.                                   30,100              706,748
-------------------------------------------------------------------------------
 Tyson Foods, Inc., Cl. A                         74,500            1,279,165
                                                               ----------------
                                                                   15,842,336

-------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.2%
 Chattem, Inc. 1                                   3,200              115,424
-------------------------------------------------------------------------------
 Clorox Co. (The)                                 20,700            1,229,994
-------------------------------------------------------------------------------
 Energizer Holdings,
 Inc. 1                                           35,500            2,009,655
-------------------------------------------------------------------------------
 Kimberly-Clark Corp.                             11,700              766,467
-------------------------------------------------------------------------------
 Nu Skin Asia Pacific,
 Inc., Cl. A                                      58,700            1,372,406
-------------------------------------------------------------------------------
 Procter & Gamble
 Co. (The)                                       400,500           21,318,615
-------------------------------------------------------------------------------
 Rayovac Corp. 1                                  46,500            1,747,005
-------------------------------------------------------------------------------
 Revlon, Inc., Cl. A 1                            22,300               53,520
                                                               ----------------
                                                                   28,613,086

-------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.3%
 Avon Products, Inc.                              12,600              531,972
-------------------------------------------------------------------------------
 Elizabeth Arden, Inc. 1                          37,300              882,891
-------------------------------------------------------------------------------
 Estee Lauder Cos., Inc.
 (The), Cl. A                                      7,000              315,980
-------------------------------------------------------------------------------
 Gillette Co.                                     22,800            1,156,416
-------------------------------------------------------------------------------
 Mannatech, Inc.                                  73,100            1,583,346


19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 PERSONAL PRODUCTS Continued
 Nature's Sunshine
 Products, Inc.                                   22,500       $      451,125
-------------------------------------------------------------------------------
 NBTY, Inc. 1                                     22,500              616,050
-------------------------------------------------------------------------------
 Parlux Fragrances, Inc. 1                        17,700              393,825
                                                               ----------------
                                                                    5,931,605

-------------------------------------------------------------------------------
 TOBACCO--1.3%
 Altria Group, Inc.                              420,900           26,866,047
-------------------------------------------------------------------------------
 Loews Corp./
 Carolina Group                                    6,700              210,313
-------------------------------------------------------------------------------
 Reynolds American,
 Inc.                                             25,500            2,050,710
-------------------------------------------------------------------------------
 Star Scientific, Inc. 1                          79,200              388,080
-------------------------------------------------------------------------------
 UST, Inc.                                        21,300            1,079,058
-------------------------------------------------------------------------------
 Vector Group Ltd.                                18,000              292,320
                                                               ----------------
                                                                   30,886,528

-------------------------------------------------------------------------------
 ENERGY--9.1%
-------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.1%
 Atwood Oceanics,
 Inc. 1                                            8,000              488,000
-------------------------------------------------------------------------------
 Cal Dive
 International, Inc. 1                            41,200            1,800,440
-------------------------------------------------------------------------------
 Diamond Offshore
 Drilling, Inc.                                   49,000            2,144,730
-------------------------------------------------------------------------------
 Dril-Quip, Inc. 1                                 2,000               57,500
-------------------------------------------------------------------------------
 Ensign Resource
 Service Group, Inc.                             130,000            2,792,860
-------------------------------------------------------------------------------
 Gulf Island
 Fabrication, Inc.                                16,300              363,490
-------------------------------------------------------------------------------
 Halliburton Co.                                  67,600            2,780,388
-------------------------------------------------------------------------------
 Hanover
 Compressor Co. 1                                 19,800              280,764
-------------------------------------------------------------------------------
 Hydril Co. 1                                      2,500              125,000
-------------------------------------------------------------------------------
 Lone Star
 Technologies, Inc. 1                             28,000            1,142,120
-------------------------------------------------------------------------------
 Maverick Tube Corp. 1                            10,200              347,412
-------------------------------------------------------------------------------
 NS Group, Inc. 1                                 57,500            1,734,775
-------------------------------------------------------------------------------
 Offshore Logistics, Inc. 1                        3,300              105,303
-------------------------------------------------------------------------------
 Oil States
 International, Inc. 1                            17,100              325,755


                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES Continued
 Pioneer Drilling Co. 1                           25,700       $      264,710
-------------------------------------------------------------------------------
 Precision Drilling
 Corp. 1                                          25,000            1,699,706
-------------------------------------------------------------------------------
 Pride International, Inc. 1                      41,200              963,668
-------------------------------------------------------------------------------
 RPC, Inc.                                           900               23,211
-------------------------------------------------------------------------------
 Superior Energy
 Services, Inc. 1                                 17,500              278,600
-------------------------------------------------------------------------------
 Transocean, Inc. 1                               38,200            1,680,800
-------------------------------------------------------------------------------
 Trican Well Service
 Ltd. 1                                           78,400            4,596,156
-------------------------------------------------------------------------------
 Universal Compression
 Holdings, Inc. 1                                 20,100              782,292
-------------------------------------------------------------------------------
 Varco International,
 Inc. 1                                           30,600              936,666
                                                               ----------------
                                                                   25,714,346

-------------------------------------------------------------------------------
 OIL & GAS--8.0%
 Amerada Hess Corp.                               29,100            2,521,515
-------------------------------------------------------------------------------
 Anadarko Petroleum
 Corp.                                            68,400            4,528,764
-------------------------------------------------------------------------------
 Apache Corp.                                     75,500            4,108,710
-------------------------------------------------------------------------------
 Atlas Energy Ltd. 1                             500,000            1,611,668
-------------------------------------------------------------------------------
 ATP Oil & Gas Corp. 1                             3,300               65,670
-------------------------------------------------------------------------------
 Bear Ridge Resources
 Ltd. 1                                           32,120               94,474
-------------------------------------------------------------------------------
 Berry Petroleum Co.,
 Cl. A                                             6,400              346,496
-------------------------------------------------------------------------------
 Bill Barrett Corp. 1                             74,000            2,336,920
-------------------------------------------------------------------------------
 Burlington Resources,
 Inc.                                             16,400              716,844
-------------------------------------------------------------------------------
 Cabot Oil & Gas
 Corp., Cl. A                                      5,600              263,648
-------------------------------------------------------------------------------
 Callon Petroleum Co. 1                           69,800            1,019,778
-------------------------------------------------------------------------------
 Canadian Natural
 Resources Ltd.                                   60,000            2,646,682
-------------------------------------------------------------------------------
 Chesapeake Energy
 Corp.                                           124,400            2,185,708
-------------------------------------------------------------------------------
 ChevronTexaco Corp.                             280,800           15,275,520
-------------------------------------------------------------------------------
 Cimarex Energy Co. 1                             27,193              985,746


20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 OIL & GAS Continued
 Clear Energy, Inc. 1                            264,466       $    1,268,039
-------------------------------------------------------------------------------
 Comstock Resources,
 Inc. 1                                           22,500              527,850
-------------------------------------------------------------------------------
 ConocoPhillips                                   83,200            7,720,128
-------------------------------------------------------------------------------
 Crew Energy, Inc. 1                              80,000              644,667
-------------------------------------------------------------------------------
 Cyries Energy, Inc. 1                            30,720              217,846
-------------------------------------------------------------------------------
 Denbury Resources,
 Inc. 1                                           35,200            1,027,840
-------------------------------------------------------------------------------
 Devon Energy Corp.                              119,700            4,868,199
-------------------------------------------------------------------------------
 Duvernay Oil Corp. 1                             64,500            1,156,473
-------------------------------------------------------------------------------
 El Paso Corp.                                   182,000            1,978,340
-------------------------------------------------------------------------------
 Energy Partners Ltd. 1                           83,000            1,821,850
-------------------------------------------------------------------------------
 EOG Resources, Inc.                              31,500            2,338,875
-------------------------------------------------------------------------------
 Exxon Mobil Corp.                             1,203,100           62,079,960
-------------------------------------------------------------------------------
 Forest Oil Corp. 1                               48,800            1,644,072
-------------------------------------------------------------------------------
 Frontier Oil Corp.                               52,400            1,465,628
-------------------------------------------------------------------------------
 General Maritime
 Corp. 1                                          32,100            1,473,390
-------------------------------------------------------------------------------
 Giant Industries, Inc. 1                          7,800              227,604
-------------------------------------------------------------------------------
 Harvest Natural
 Resources, Inc. 1                                25,700              333,329
-------------------------------------------------------------------------------
 Houston Exploration
 Co. 1                                            18,900            1,024,569
-------------------------------------------------------------------------------
 KCS Energy, Inc. 1                               24,300              353,565
-------------------------------------------------------------------------------
 Kereco Energy Ltd. 1                             32,120              247,186
-------------------------------------------------------------------------------
 Kerr-McGee Corp.                                 32,900            2,031,575
-------------------------------------------------------------------------------
 Ketch Resources Trust 1                          80,300              904,625
-------------------------------------------------------------------------------
 Magnum Hunter
 Resources, Inc. 1                                33,800              503,958
-------------------------------------------------------------------------------
 Maritrans, Inc.                                  30,800              542,080
-------------------------------------------------------------------------------
 McMoRan
 Exploration Co. 1                                20,200              341,380
-------------------------------------------------------------------------------
 Meridian Resource
 Corp. (The) 1                                    40,400              214,524
-------------------------------------------------------------------------------
 Mission Oil & Gas,
 Inc. 1                                           64,494              345,610
-------------------------------------------------------------------------------
 Mission Oil & Gas,
 Inc. 1,2                                         74,500              365,975
-------------------------------------------------------------------------------
 Mission Resources
 Corp. 1                                          56,900              324,330
-------------------------------------------------------------------------------
 Murphy Oil Corp.                                 12,800            1,142,784


                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 OIL & GAS Continued
 Newfield Exploration
 Co. 1                                            29,700       $    1,817,640
-------------------------------------------------------------------------------
 Noble Energy, Inc.                               29,900            1,769,183
-------------------------------------------------------------------------------
 Occidental Petroleum
 Corp.                                            27,500            1,605,450
-------------------------------------------------------------------------------
 OMI Corp.                                        68,500            1,198,750
-------------------------------------------------------------------------------
 OPTI Canada, Inc. 1                              49,400              815,670
-------------------------------------------------------------------------------
 Paramount
 Resources Ltd. 1                                196,700            4,438,213
-------------------------------------------------------------------------------
 Patina Oil & Gas Corp.                           17,500              641,900
-------------------------------------------------------------------------------
 Penn Virginia Corp.                               2,700              114,372
-------------------------------------------------------------------------------
 Petroleum
 Development Corp. 1                              47,100            1,813,350
-------------------------------------------------------------------------------
 Pioneer Natural
 Resources Co.                                    43,700            1,677,643
-------------------------------------------------------------------------------
 Plains Exploration
 & Production Co. 1                               59,700            1,718,166
-------------------------------------------------------------------------------
 Pogo Producing Co.                               35,300            1,501,309
-------------------------------------------------------------------------------
 Premcor, Inc.                                    12,000              576,000
-------------------------------------------------------------------------------
 ProEx Energy Ltd. 1                              30,720              220,569
-------------------------------------------------------------------------------
 ProspEx Resources
 Ltd. 1                                           72,240              208,986
-------------------------------------------------------------------------------
 ProspEx Resources
 Ltd. 1,2                                         46,500              123,454
-------------------------------------------------------------------------------
 Real Resources, Inc. 1                          165,000            1,848,181
-------------------------------------------------------------------------------
 Remington Oil
 & Gas Corp. 1                                    32,300              944,775
-------------------------------------------------------------------------------
 Resource America,
 Inc., Cl. A                                      12,900              399,900
-------------------------------------------------------------------------------
 St. Mary Land &
 Exploration Co.                                  10,000              430,100
-------------------------------------------------------------------------------
 Starpoint Energy Trust 1                        145,128            2,184,609
-------------------------------------------------------------------------------
 Sunoco, Inc.                                     29,300            2,563,457
-------------------------------------------------------------------------------
 Swift Energy Co. 1                               25,100              759,777
-------------------------------------------------------------------------------
 Talisman Energy, Inc.                           100,000            2,981,587
-------------------------------------------------------------------------------
 Teekay Shipping Corp.                            16,200              718,794
-------------------------------------------------------------------------------
 Tesoro Corp. 1                                   54,800            1,744,832
-------------------------------------------------------------------------------
 Thunder Energy, Inc. 1                          207,976            1,412,819
-------------------------------------------------------------------------------
 TKE Energy Trust                                150,000            1,180,950
-------------------------------------------------------------------------------
 Tusk Energy Corp. 1                             291,600              869,431
-------------------------------------------------------------------------------
 Tusk Energy Corp. 1,2                           258,700              730,561


21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 OIL & GAS Continued
 Unocal Corp.                                     85,100       $    4,048,207
-------------------------------------------------------------------------------
 VAALCO Energy, Inc. 1                            32,200              129,122
-------------------------------------------------------------------------------
 Valero Energy Corp.                               9,400              489,082
-------------------------------------------------------------------------------
 Vintage Petroleum, Inc.                          61,100            1,479,231
-------------------------------------------------------------------------------
 Whiting Petroleum
 Corp. 1                                          16,300              569,196
-------------------------------------------------------------------------------
 Williams Cos., Inc.
 (The)                                           102,700            1,726,387
-------------------------------------------------------------------------------
 World Fuel Services
 Corp.                                             5,400              273,672
-------------------------------------------------------------------------------
 XTO Energy, Inc.                                 33,400            1,199,394
                                                               ----------------
                                                                  186,769,113

-------------------------------------------------------------------------------
 FINANCIALS--20.5%
-------------------------------------------------------------------------------
 CAPITAL MARKETS--0.2%
 Bank of New York
 Co., Inc. (The)                                  72,000            2,139,120
-------------------------------------------------------------------------------
 Harris & Harris
 Group, Inc. 1                                       900               11,493
-------------------------------------------------------------------------------
 National Financial
 Partners Corp.                                   28,200            1,101,774
-------------------------------------------------------------------------------
 SWS Group, Inc.                                  48,900              993,648
-------------------------------------------------------------------------------
 Tradestation Group,
 Inc. 1                                           17,600              107,360
                                                               ----------------
                                                                    4,353,395

-------------------------------------------------------------------------------
 COMMERCIAL BANKS--6.8%
 Alliance Financial
 Corp.                                               400               12,700
-------------------------------------------------------------------------------
 AmSouth Bancorp                                  27,600              688,344
-------------------------------------------------------------------------------
 Associated Banc-Corp.                            48,750            1,610,213
-------------------------------------------------------------------------------
 Astoria Financial Corp.                          35,800            1,347,512
-------------------------------------------------------------------------------
 Bank of America Corp.                           997,662           46,261,587
-------------------------------------------------------------------------------
 Banner Corp.                                      7,400              218,892
-------------------------------------------------------------------------------
 BB&T Corp.                                       28,100            1,109,107
-------------------------------------------------------------------------------
 Berkshire Hills
 Bancorp, Inc.                                     8,400              296,940
-------------------------------------------------------------------------------
 Camden National
 Corp.                                             1,000               37,250
-------------------------------------------------------------------------------
 Capitol Bancorp Ltd.                              4,500              146,205
-------------------------------------------------------------------------------
 CFS Bancorp, Inc.                                   500                7,050


                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Chemical Financial
 Corp.                                             7,415       $      275,097
-------------------------------------------------------------------------------
 Citizens First Bancorp,
 Inc.                                             12,400              309,256
-------------------------------------------------------------------------------
 City Holding Co.                                 23,700              780,323
-------------------------------------------------------------------------------
 Colonial BancGroup,
 Inc. (The)                                          700               14,126
-------------------------------------------------------------------------------
 Comerica, Inc.                                    3,500              202,510
-------------------------------------------------------------------------------
 Community Bancorp,
 Inc. 1                                            5,400              151,308
-------------------------------------------------------------------------------
 Community Bank
 System, Inc.                                     39,100              932,535
-------------------------------------------------------------------------------
 Community Trust
 Bancorp, Inc.                                       242                7,464
-------------------------------------------------------------------------------
 Compass Bancshares,
 Inc.                                             29,200            1,367,436
-------------------------------------------------------------------------------
 Dime Community
 Bancshares, Inc.                                  3,600               59,220
-------------------------------------------------------------------------------
 First Citizens
 BancShares, Inc., Cl. A                           1,600              227,200
-------------------------------------------------------------------------------
 First Commonwealth
 Financial Corp.                                  44,500              638,575
-------------------------------------------------------------------------------
 First Defiance
 Financial Corp.                                   3,400               95,268
-------------------------------------------------------------------------------
 First Financial
 Holdings, Inc.                                    9,100              266,084
-------------------------------------------------------------------------------
 First Place Financial
 Corp.                                             7,400              153,328
-------------------------------------------------------------------------------
 FirstFed Financial
 Corp. 1                                           1,300               69,160
-------------------------------------------------------------------------------
 Flushing Financial
 Corp.                                             7,950              143,895
-------------------------------------------------------------------------------
 GB&T Bancshares, Inc.                            10,100              242,299
-------------------------------------------------------------------------------
 Glacier Bancorp, Inc.                             1,900               60,553
-------------------------------------------------------------------------------
 Golden West
 Financial Corp.                                  39,400            2,546,028
-------------------------------------------------------------------------------
 Greater Bay Bancorp                               2,900               79,083
-------------------------------------------------------------------------------
 Hibernia Corp., Cl. A                            50,300            1,323,896
-------------------------------------------------------------------------------
 Horizon Financial
 Corp.                                             1,000               20,110
-------------------------------------------------------------------------------
 Hudson United
 Bancorp                                             500               18,380


22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Huntington Bancshares,
 Inc.                                             45,600       $    1,047,432
-------------------------------------------------------------------------------
 Independent Bank
 Corp., Michigan                                  16,603              510,874
-------------------------------------------------------------------------------
 Indymac Mortgage
 Holdings, Inc.                                   16,500              609,840
-------------------------------------------------------------------------------
 KeyCorp                                         110,800            3,702,936
-------------------------------------------------------------------------------
 M&T Bank Corp.                                   23,100            2,364,516
-------------------------------------------------------------------------------
 MAF Bancorp, Inc.                                 3,500              154,560
-------------------------------------------------------------------------------
 NASB Financial, Inc.                                734               29,331
-------------------------------------------------------------------------------
 National City Corp.                              53,400            1,898,370
-------------------------------------------------------------------------------
 Net.B@nk, Inc.                                   52,400              500,420
-------------------------------------------------------------------------------
 Oak Hill Financial, Inc.                          1,300               48,594
-------------------------------------------------------------------------------
 Old National Bancorp                             10,900              237,293
-------------------------------------------------------------------------------
 Oriental Financial
 Group, Inc.                                       5,930              167,226
-------------------------------------------------------------------------------
 Pacific Capital Bancorp                          44,854            1,376,121
-------------------------------------------------------------------------------
 Parkvale Financial Corp.                          2,100               61,677
-------------------------------------------------------------------------------
 PennRock Financial
 Services Corp.                                    5,830              220,899
-------------------------------------------------------------------------------
 PFF Bancorp, Inc.                                15,100              648,394
-------------------------------------------------------------------------------
 PNC Financial Services
 Group, Inc.                                      29,700            1,599,939
-------------------------------------------------------------------------------
 Provident Bankshares
 Corp.                                             7,400              244,718
-------------------------------------------------------------------------------
 Provident Financial
 Holdings, Inc.                                    4,050              116,033
-------------------------------------------------------------------------------
 R&G Financial Corp.,
 Cl. B                                            20,100              741,087
-------------------------------------------------------------------------------
 Republic Bancorp, Inc.                            8,470              120,867
-------------------------------------------------------------------------------
 Republic Bancorp,
 Inc., Cl. A                                      17,890              487,503
-------------------------------------------------------------------------------
 Silicon Valley
 Bancshares 1                                     22,600              986,264
-------------------------------------------------------------------------------
 Southwest Bancorp,
 Inc.                                             20,000              440,200
-------------------------------------------------------------------------------
 State Financial
 Services Corp.                                   21,000              624,099
-------------------------------------------------------------------------------
 Sterling Financial Corp.                         33,901            1,271,288
-------------------------------------------------------------------------------
 SunTrust Banks, Inc.                             43,300            3,118,466
-------------------------------------------------------------------------------
 TCF Financial Corp.                               7,400              208,014


                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 TierOne Corp.                                     8,300       $      210,405
-------------------------------------------------------------------------------
 U.S. Bancorp                                    636,600           19,129,830
-------------------------------------------------------------------------------
 UnionBanCal Corp.                                58,000            3,571,640
-------------------------------------------------------------------------------
 United Bankshares, Inc.                           3,300              112,530
-------------------------------------------------------------------------------
 United Community
 Financial Corp.                                   1,500               15,750
-------------------------------------------------------------------------------
 Vineyard National
 Bancorp Co.                                       5,100              157,029
-------------------------------------------------------------------------------
 Wachovia Corp.                                  474,600           26,031,810
-------------------------------------------------------------------------------
 Webster Financial
 Corp.                                                11                  493
-------------------------------------------------------------------------------
 Wells Fargo & Co.                               354,000           21,700,200
-------------------------------------------------------------------------------
 WesBanco, Inc.                                    5,600              157,696
-------------------------------------------------------------------------------
 WSFS Financial Corp.                             24,500            1,400,665
-------------------------------------------------------------------------------
 Zions Bancorp                                    14,100              956,262
                                                               ----------------
                                                                  158,700,205

-------------------------------------------------------------------------------
 CONSUMER FINANCE--0.1%
 Advance America
 Cash Advance
 Centers, Inc. 1                                  76,000            1,694,800
-------------------------------------------------------------------------------
 ASTA Funding, Inc.                               29,759              760,640
                                                               ----------------
                                                                    2,455,440

-------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--7.4%
 Advanta Corp., Cl. B                             11,200              254,912
-------------------------------------------------------------------------------
 Affiliated Managers
 Group, Inc. 1                                    19,400            1,230,154
-------------------------------------------------------------------------------
 Allied Capital Corp.                             11,200              286,832
-------------------------------------------------------------------------------
 American Capital
 Strategies Ltd.                                  14,500              493,000
-------------------------------------------------------------------------------
 American Express Co.                            168,600            8,994,810
-------------------------------------------------------------------------------
 AmeriCredit Corp. 1                              74,400            1,826,520
-------------------------------------------------------------------------------
 Ameritrade Holding
 Corp. 1                                          55,200              713,736
-------------------------------------------------------------------------------
 Archipelago Holdings,
 Inc. 1                                            7,100              134,687
-------------------------------------------------------------------------------
 Bear Stearns Cos.,
 Inc. (The)                                       46,300            4,679,078
-------------------------------------------------------------------------------
 Capital One Financial
 Corp.                                            58,200            4,555,896


23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES Continued
 Cash America
 International, Inc.                               4,400          $   125,840
-------------------------------------------------------------------------------
 CIT Group, Inc.                                  67,800            2,737,086
-------------------------------------------------------------------------------
 Citigroup, Inc.                               1,070,000           52,483,500
-------------------------------------------------------------------------------
 CompuCredit Corp. 1                              39,600            1,134,936
-------------------------------------------------------------------------------
 E*TRADE Financial
 Corp. 1                                         144,800            1,991,000
-------------------------------------------------------------------------------
 First Cash Financial
 Services, Inc. 1                                 15,500              401,760
-------------------------------------------------------------------------------
 Gabelli Asset
 Management, Inc.                                  7,900              378,015
-------------------------------------------------------------------------------
 GATX Corp.                                       23,700              705,786
-------------------------------------------------------------------------------
 Goldman Sachs
 Group, Inc. (The)                                 9,500            1,024,575
-------------------------------------------------------------------------------
 JPMorgan Chase & Co.                            916,152           34,199,954
-------------------------------------------------------------------------------
 Legg Mason, Inc.                                 19,900            1,536,877
-------------------------------------------------------------------------------
 Lehman Brothers
 Holdings, Inc.                                   59,700            5,444,043
-------------------------------------------------------------------------------
 MBNA Corp.                                      170,200            4,523,916
-------------------------------------------------------------------------------
 Medallion Financial
 Corp.                                             7,300               67,671
-------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                       265,400           15,942,578
-------------------------------------------------------------------------------
 Metris Cos., Inc. 1                              87,500            1,041,250
-------------------------------------------------------------------------------
 Morgan Stanley                                  267,400           14,963,704
-------------------------------------------------------------------------------
 Piper Jaffray Cos., Inc. 1                       15,100              597,658
-------------------------------------------------------------------------------
 Principal Financial
 Group, Inc. (The)                                86,300            3,502,054
-------------------------------------------------------------------------------
 Providian Financial
 Corp. 1                                          31,100              518,748
-------------------------------------------------------------------------------
 Raymond James
 Financial, Inc.                                  23,500              732,495
-------------------------------------------------------------------------------
 Sanders Morris Harris
 Group, Inc.                                       8,200              142,680
-------------------------------------------------------------------------------
 Schwab (Charles) Corp.                          215,300            2,419,972
-------------------------------------------------------------------------------
 SEI Investments Co.                              10,000              373,600
-------------------------------------------------------------------------------
 Student Loan Corp.
 (The)                                             3,600              650,376
-------------------------------------------------------------------------------
 WFS Financial, Inc.                               1,800               89,910
-------------------------------------------------------------------------------
 World Acceptance
 Corp. 1                                          20,000              596,600
                                                               ----------------
                                                                  171,496,209


                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 INSURANCE--4.4%
 ACE Ltd.                                         40,500       $    1,757,700
-------------------------------------------------------------------------------
 AFLAC, Inc.                                      11,500              454,365
-------------------------------------------------------------------------------
 Allmerica Financial
 Corp. 1                                             900               29,385
-------------------------------------------------------------------------------
 Allstate Corp.                                  128,900            6,501,716
-------------------------------------------------------------------------------
 AMBAC Financial
 Group, Inc.                                      14,200            1,091,696
-------------------------------------------------------------------------------
 American Financial
 Group, Inc.                                      44,900            1,382,471
-------------------------------------------------------------------------------
 American
 International
 Group, Inc.                                     506,400           33,569,256
-------------------------------------------------------------------------------
 American Physicians
 Capital, Inc. 1                                  20,900              748,638
-------------------------------------------------------------------------------
 AmerUs Group Co.                                 35,400            1,577,778
-------------------------------------------------------------------------------
 Aspen Insurance
 Holdings Ltd.                                     8,700              224,547
-------------------------------------------------------------------------------
 Assurant, Inc.                                   34,000            1,106,020
-------------------------------------------------------------------------------
 Baldwin & Lyons, Inc.,
 Cl. B, Non-Vtg.                                   1,225               32,438
-------------------------------------------------------------------------------
 Chubb Corp.                                      39,700            2,956,856
-------------------------------------------------------------------------------
 Cincinnati Financial
 Corp.                                            23,330            1,029,320
-------------------------------------------------------------------------------
 CNA Financial Corp. 1                            34,500              912,180
-------------------------------------------------------------------------------
 Commerce Group,
 Inc. (The)                                       15,600            1,018,836
-------------------------------------------------------------------------------
 Danielson Holding
 Corp. 1                                          38,200              312,094
-------------------------------------------------------------------------------
 Delphi Financial
 Group, Inc., Cl. A                               20,000              898,800
-------------------------------------------------------------------------------
 Direct General Corp.                              9,300              174,375
-------------------------------------------------------------------------------
 Donegal Group, Inc.,
 Cl. A                                            31,600              687,300
-------------------------------------------------------------------------------
 Fidelity National
 Financial, Inc.                                  52,136            2,284,600
-------------------------------------------------------------------------------
 First American Corp.
 (The)                                            46,700            1,726,966
-------------------------------------------------------------------------------
 FPIC Insurance Group,
 Inc. 1                                           15,400              508,970
-------------------------------------------------------------------------------
 Hartford Financial
 Services Group,
 Inc. (The)                                       70,600            4,750,674


24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 INSURANCE Continued
 Horace Mann
 Educators Corp.                                  26,600       $      489,972
-------------------------------------------------------------------------------
 Independence
 Holding Co.                                       2,140               42,864
-------------------------------------------------------------------------------
 Infinity Property
 & Casualty Corp.                                 11,200              366,800
-------------------------------------------------------------------------------
 IPC Holdings Ltd.                                11,100              468,531
-------------------------------------------------------------------------------
 LandAmerica
 Financial Group, Inc.                            24,200            1,244,848
-------------------------------------------------------------------------------
 Lincoln National Corp.                           52,400            2,417,736
-------------------------------------------------------------------------------
 Loews Corp.                                      53,100            3,610,800
-------------------------------------------------------------------------------
 Markel Corp. 1                                      600              204,600
-------------------------------------------------------------------------------
 Marsh & McLennan
 Cos., Inc.                                       28,600              929,500
-------------------------------------------------------------------------------
 MBIA, Inc.                                       34,300            2,049,082
-------------------------------------------------------------------------------
 Mercury General Corp.                            13,400              762,460
-------------------------------------------------------------------------------
 MetLife, Inc.                                    85,300            3,390,675
-------------------------------------------------------------------------------
 National Western Life
 Insurance Co., Cl. A 1                            1,900              328,985
-------------------------------------------------------------------------------
 Nationwide Financial
 Services, Inc., Cl. A                            39,700            1,466,915
-------------------------------------------------------------------------------
 Odyssey Re Holdings
 Corp.                                            28,400              701,480
-------------------------------------------------------------------------------
 Ohio Casualty Corp. 1                            29,700              682,803
-------------------------------------------------------------------------------
 Old Republic
 International Corp.                              48,500            1,125,200
-------------------------------------------------------------------------------
 Partnerre Holdings Ltd.                           3,900              247,143
-------------------------------------------------------------------------------
 Philadelphia
 Consolidated
 Holding Co. 1                                     5,000              335,350
-------------------------------------------------------------------------------
 Phoenix Cos., Inc. (The)                          4,000               52,280
-------------------------------------------------------------------------------
 PMA Capital Corp.,
 Cl. A 1                                          16,600              168,158
-------------------------------------------------------------------------------
 Progressive Corp.                                27,800            2,325,470
-------------------------------------------------------------------------------
 Protective Life Corp.                            16,700              687,372
-------------------------------------------------------------------------------
 Pxre Group Ltd.                                   3,500               90,825
-------------------------------------------------------------------------------
 Reinsurance Group
 of America, Inc.                                 18,300              860,466
-------------------------------------------------------------------------------
 Safeco Corp.                                     48,200            2,231,660
-------------------------------------------------------------------------------
 Safety Insurance
 Group, Inc.                                       8,200              273,224


                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 INSURANCE Continued
 Selective Insurance
 Group, Inc.                                      17,100       $      738,207
-------------------------------------------------------------------------------
 StanCorp Financial
 Group, Inc.                                      22,800            1,938,000
-------------------------------------------------------------------------------
 State Auto Financial
 Corp.                                            12,500              331,000
-------------------------------------------------------------------------------
 Stewart Information
 Services Corp.                                    5,500              221,705
-------------------------------------------------------------------------------
 Torchmark Corp.                                  17,500              955,500
-------------------------------------------------------------------------------
 UICI                                             13,400              414,328
-------------------------------------------------------------------------------
 United America
 Indemnity Ltd., Cl. A 1                           1,783               32,094
-------------------------------------------------------------------------------
 United Fire &
 Casualty Co.                                     10,300              349,788
-------------------------------------------------------------------------------
 Unitrin, Inc.                                    12,600              539,658
-------------------------------------------------------------------------------
 Universal American
 Financial Corp. 1                                91,300            1,391,412
-------------------------------------------------------------------------------
 UnumProvident Corp.                              99,900            1,715,283
-------------------------------------------------------------------------------
 Zenith National
 Insurance Corp.                                  16,800              794,136
                                                               ----------------
                                                                  102,713,291

-------------------------------------------------------------------------------
 REAL ESTATE--0.0%
 CB Richard Ellis Group,
 Inc., Cl. A 1                                    11,100              388,389
-------------------------------------------------------------------------------
 Jones Lang LaSalle, Inc. 1                       13,800              493,350
-------------------------------------------------------------------------------
 Stratus Properties, Inc. 1                        7,000              112,140
-------------------------------------------------------------------------------
 Trammell Crow Co. 1                               1,000               16,940
-------------------------------------------------------------------------------
 United Capital Corp. 1                              900               21,285
                                                               ----------------
                                                                    1,032,104

-------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--1.6%
 Accredited Home
 Lenders Holding Co. 1                            24,900            1,209,642
-------------------------------------------------------------------------------
 Commercial Capital
 Bancorp, Inc.                                    17,600              350,064
-------------------------------------------------------------------------------
 Countrywide
 Financial Corp.                                 132,100            4,887,700
-------------------------------------------------------------------------------
 Fannie Mae                                      215,600           13,923,448
-------------------------------------------------------------------------------
 Freddie Mac                                     185,600           12,117,824
-------------------------------------------------------------------------------
 Fremont General
 Corp.                                            19,900              487,351


25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE Continued
 KBNT Bancorp, Inc.                               16,100       $      266,938
-------------------------------------------------------------------------------
 MGIC Investment
 Corp.                                            33,300            2,127,870
-------------------------------------------------------------------------------
 PMI Group, Inc. (The)                            20,700              823,239
-------------------------------------------------------------------------------
 Radian Group, Inc.                               29,000            1,390,260
                                                               ----------------
                                                                   37,584,336

-------------------------------------------------------------------------------
 HEALTH CARE--10.5%
-------------------------------------------------------------------------------
 BIOTECHNOLOGY--1.3%
 Alkermes, Inc. 1                                 36,300              459,921
-------------------------------------------------------------------------------
 Amgen, Inc. 1                                   135,300            8,421,072
-------------------------------------------------------------------------------
 Applera Corp./Applied
 Biosystems Group                                 88,300            1,770,415
-------------------------------------------------------------------------------
 Array BioPharma, Inc. 1                         116,400            1,033,632
-------------------------------------------------------------------------------
 Bioenvision, Inc. 1                              14,800              111,592
-------------------------------------------------------------------------------
 Bone Care
 International, Inc. 1                            31,800              899,940
-------------------------------------------------------------------------------
 Caliper Life Sciences,
 Inc. 1                                           16,000              120,640
-------------------------------------------------------------------------------
 Celgene Corp. 1                                   2,100               57,414
-------------------------------------------------------------------------------
 Cubist
 Pharmaceuticals, Inc. 1                          16,400              187,288
-------------------------------------------------------------------------------
 deCODE genetics, Inc. 1                           1,500               10,815
-------------------------------------------------------------------------------
 Enzo Biochem, Inc.                               29,500              534,835
-------------------------------------------------------------------------------
 Genentech, Inc. 1                               120,500            5,749,055
-------------------------------------------------------------------------------
 Genitope Corp. 1                                  4,700               78,349
-------------------------------------------------------------------------------
 ImmunoGen, Inc. 1                                51,500              358,955
-------------------------------------------------------------------------------
 Northfield
 Laboratories, Inc. 1                              7,500              141,150
-------------------------------------------------------------------------------
 Orchid Biosciences,
 Inc. 1                                            9,100              101,556
-------------------------------------------------------------------------------
 Regeneron
 Pharmaceuticals, Inc. 1                          17,900              128,880
-------------------------------------------------------------------------------
 Savient
 Pharmaceuticals, Inc. 1                          15,000               48,300
-------------------------------------------------------------------------------
 Third Wave
 Technologies, Inc. 1                            107,500              771,850
-------------------------------------------------------------------------------
 United Therapeutics
 Corp. 1                                          17,100              729,657
-------------------------------------------------------------------------------
 Vertex
 Pharmaceuticals, Inc. 1                          16,400              166,788
-------------------------------------------------------------------------------


                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 BIOTECHNOLOGY Continued
 Wyeth                                           198,900       $    7,882,407
                                                               ----------------
                                                                   29,764,511

-------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
 ABIOMED, Inc. 1                                  30,600              363,528
-------------------------------------------------------------------------------
 Adeza Biomedical
 Corp. 1                                          23,800              378,182
-------------------------------------------------------------------------------
 Align Technology, Inc. 1                         64,700              560,302
-------------------------------------------------------------------------------
 American Medical
 Systems Holdings, Inc. 1                          1,700               66,759
-------------------------------------------------------------------------------
 Arrow International,
 Inc.                                             17,300              555,157
-------------------------------------------------------------------------------
 Aspect Medical
 Systems, Inc. 1                                  20,000              450,800
-------------------------------------------------------------------------------
 Bausch & Lomb, Inc.                              12,000              874,680
-------------------------------------------------------------------------------
 Becton, Dickinson
 & Co.                                            32,600            1,846,790
-------------------------------------------------------------------------------
 CNS, Inc.                                         8,000              122,560
-------------------------------------------------------------------------------
 Conor Medsystems,
 Inc. 1                                           46,500              704,940
-------------------------------------------------------------------------------
 Cyberonics, Inc. 1                               20,000              503,400
-------------------------------------------------------------------------------
 Dade Behring
 Holdings, Inc. 1                                 10,900              622,935
-------------------------------------------------------------------------------
 Edwards Lifesciences
 Corp. 1                                          15,200              618,640
-------------------------------------------------------------------------------
 Endologix, Inc. 1                                27,600              189,336
-------------------------------------------------------------------------------
 Haemonetics Corp. 1                              10,300              400,361
-------------------------------------------------------------------------------
 HealthTronics, Inc. 1                             9,000               91,350
-------------------------------------------------------------------------------
 Hologic, Inc. 1                                  10,500              374,850
-------------------------------------------------------------------------------
 Hospira, Inc. 1                                  10,060              290,633
-------------------------------------------------------------------------------
 Kensey Nash Corp. 1                              31,200            1,007,448
-------------------------------------------------------------------------------
 Lifeline Systems, Inc. 1                         17,700              483,033
-------------------------------------------------------------------------------
 Matthews International
 Corp., Cl. A                                     13,400              465,114
-------------------------------------------------------------------------------
 Medtronic, Inc.                                 156,700            8,225,183
-------------------------------------------------------------------------------
 Meridian Bioscience,
 Inc.                                             36,200              539,018
-------------------------------------------------------------------------------
 Molecular Devices
 Corp. 1                                          18,800              356,824
-------------------------------------------------------------------------------
 Palomar Medical
 Technologies, Inc. 1                             21,800              545,000


26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES Continued
 PerkinElmer, Inc.                                76,300       $    1,754,137
-------------------------------------------------------------------------------
 PolyMedica Corp.                                  8,400              314,412
-------------------------------------------------------------------------------
 Possis Medical, Inc. 1                           14,500              166,605
-------------------------------------------------------------------------------
 SonoSite, Inc. 1                                 15,200              482,296
-------------------------------------------------------------------------------
 SurModics, Inc. 1                                15,500              455,235
-------------------------------------------------------------------------------
 Sybron Dental
 Specialties, Inc. 1                              15,600              589,056
-------------------------------------------------------------------------------
 Symmetry
 Medical, Inc. 1                                  24,300              489,645
-------------------------------------------------------------------------------
 Thermo Electron
 Corp. 1                                          73,300            2,194,602
-------------------------------------------------------------------------------
 TriPath Imaging, Inc. 1                          38,800              335,620
-------------------------------------------------------------------------------
 Urologix, Inc. 1                                 16,600               90,470
-------------------------------------------------------------------------------
 Varian, Inc. 1                                    1,100               43,923
-------------------------------------------------------------------------------
 Ventana Medical
 Systems, Inc. 1                                   1,400               94,192
-------------------------------------------------------------------------------
 Viasys Healthcare, Inc. 1                         1,500               27,435
-------------------------------------------------------------------------------
 VISX, Inc. 1                                     38,500            1,034,880
-------------------------------------------------------------------------------
 Wright Medical
 Group, Inc. 1                                    10,900              299,205
                                                               ----------------
                                                                   29,008,536

-------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--3.0%
 Aetna, Inc.                                      37,600            4,777,080
-------------------------------------------------------------------------------
 Alderwoods
 Group, Inc. 1                                       200                2,407
-------------------------------------------------------------------------------
 Allscripts Healthcare
 Solutions, Inc. 1                               105,800            1,108,784
-------------------------------------------------------------------------------
 Amedisys, Inc. 1                                  9,100              273,910
-------------------------------------------------------------------------------
 America Service
 Group, Inc. 1                                    10,600              290,758
-------------------------------------------------------------------------------
 AmerisourceBergen
 Corp.                                            16,500              961,620
-------------------------------------------------------------------------------
 AmSurg Corp. 1                                      600               15,846
-------------------------------------------------------------------------------
 Apria Healthcare
 Group, Inc. 1                                     2,700               88,560
-------------------------------------------------------------------------------
 Beverly Enterprises,
 Inc. 1                                          105,000            1,284,150
-------------------------------------------------------------------------------
 Bio-Reference
 Laboratories, Inc. 1                             59,700              848,337
-------------------------------------------------------------------------------
 Caremark Rx, Inc. 1                              29,300            1,145,630



                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 Cerner Corp. 1                                   28,800       $    1,432,800
-------------------------------------------------------------------------------
 CIGNA Corp.                                      35,000            2,808,750
-------------------------------------------------------------------------------
 Computer Programs
 & Systems, Inc.                                     600               12,696
-------------------------------------------------------------------------------
 Coventry Health
 Care, Inc. 1                                     35,800            2,037,020
-------------------------------------------------------------------------------
 Cross Country
 Healthcare, Inc. 1                               35,800              592,848
-------------------------------------------------------------------------------
 Dendrite International,
 Inc. 1                                            7,700              139,293
-------------------------------------------------------------------------------
 Digital Angel Corp. 1                            41,400              211,140
-------------------------------------------------------------------------------
 Eclipsys Corp. 1                                 11,600              218,080
-------------------------------------------------------------------------------
 Express Scripts, Inc. 1                          10,300              764,157
-------------------------------------------------------------------------------
 Genesis HealthCare
 Corp. 1                                          41,800            1,449,624
-------------------------------------------------------------------------------
 Gentiva Health
 Services, Inc. 1                                 53,800              855,420
-------------------------------------------------------------------------------
 Hanger Orthopedic
 Group, Inc. 1                                     2,500               18,000
-------------------------------------------------------------------------------
 HCA, Inc.                                        30,200            1,344,504
-------------------------------------------------------------------------------
 HealthExtras, Inc. 1                             15,300              236,079
-------------------------------------------------------------------------------
 Humana, Inc. 1                                   61,000            2,090,470
-------------------------------------------------------------------------------
 Kindred Healthcare,
 Inc. 1                                            8,400              230,076
-------------------------------------------------------------------------------
 Laboratory Corp. of
 America Holdings 1                                7,600              363,660
-------------------------------------------------------------------------------
 LCA-Vision, Inc.                                 45,550            1,213,908
-------------------------------------------------------------------------------
 Lincare Holdings, Inc. 1                         44,600            1,850,900
-------------------------------------------------------------------------------
 Magellan Health
 Services, Inc. 1                                  8,600              319,404
-------------------------------------------------------------------------------
 Matria Healthcare, Inc. 1                         6,900              316,503
-------------------------------------------------------------------------------
 McKesson Corp.                                   45,400            1,565,846
-------------------------------------------------------------------------------
 MedCath Corp. 1                                  10,000              233,400
-------------------------------------------------------------------------------
 Medco Health
 Solutions, Inc. 1                                69,572            2,961,680
-------------------------------------------------------------------------------
 Merge Technologies,
 Inc. 1                                           11,000              204,050
-------------------------------------------------------------------------------
 National HealthCare
 Corp.                                             5,100              166,974
-------------------------------------------------------------------------------
 National Medical
 Health Card Systems,
 Inc. 1                                            5,800              121,684


27 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 Option Care, Inc.                                72,600          $ 1,255,254
-------------------------------------------------------------------------------
 Owens & Minor, Inc.                              42,200            1,204,810
-------------------------------------------------------------------------------
 PacifiCare Health
 Systems, Inc. 1                                  25,100            1,544,403
-------------------------------------------------------------------------------
 Parexel International
 Corp. 1                                          34,600              820,712
-------------------------------------------------------------------------------
 PDI, Inc. 1                                      27,800              555,444
-------------------------------------------------------------------------------
 Pediatrix Medical
 Group, Inc. 1                                    14,600              975,134
-------------------------------------------------------------------------------
 Per-Se Technologies,
 Inc. 1                                           16,100              235,060
-------------------------------------------------------------------------------
 PSS World Medical,
 Inc. 1                                           14,100              176,955
-------------------------------------------------------------------------------
 Quest Diagnostics, Inc.                          32,000            3,049,600
-------------------------------------------------------------------------------
 RehabCare Group, Inc. 1                          26,200              707,924
-------------------------------------------------------------------------------
 Res-Care, Inc. 1                                 24,600              391,386
-------------------------------------------------------------------------------
 Select Medical Corp.                              4,900               86,877
-------------------------------------------------------------------------------
 Service Corp.
 International 1                                 150,400            1,037,760
-------------------------------------------------------------------------------
 Sierra Health
 Services, Inc. 1                                 16,300              895,359
-------------------------------------------------------------------------------
 Stewart Enterprises,
 Inc. 1                                          114,500              735,090
-------------------------------------------------------------------------------
 Sunrise Senior Living,
 Inc. 1                                           12,400              568,292
-------------------------------------------------------------------------------
 Trizetto Group, Inc. 1                           15,900              137,694
-------------------------------------------------------------------------------
 United Surgical
 Partners International,
 Inc. 1                                            7,100              279,669
-------------------------------------------------------------------------------
 UnitedHealth
 Group, Inc.                                     142,500           12,668,250
-------------------------------------------------------------------------------
 VCA Antech, Inc. 1                               25,400              471,170
-------------------------------------------------------------------------------
 Ventiv Health, Inc. 1                             9,300              217,527
-------------------------------------------------------------------------------
 VistaCare, Inc., Cl. A 1                            500                7,675
-------------------------------------------------------------------------------
 WellChoice, Inc. 1                               25,900            1,378,657
-------------------------------------------------------------------------------
 WellPoint, Inc. 1                                56,653            6,883,340
                                                               ----------------
                                                                   70,840,090

-------------------------------------------------------------------------------
 PHARMACEUTICALS--4.9%
 Abbott Laboratories                             205,100            9,233,602
-------------------------------------------------------------------------------
 Allergan, Inc.                                   29,300            2,225,335



                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 PHARMACEUTICALS Continued
 Alpharma, Inc., Cl. A                             3,900       $       58,695
-------------------------------------------------------------------------------
 Barr Pharmaceuticals,
 Inc. 1                                           24,400            1,160,220
-------------------------------------------------------------------------------
 Bristol-Myers
 Squibb Co.                                      108,100            2,533,864
-------------------------------------------------------------------------------
 Eli Lilly & Co.                                 187,900           10,191,696
-------------------------------------------------------------------------------
 First Horizon
 Pharmaceutical Corp. 1                           61,500            1,099,620
-------------------------------------------------------------------------------
 Forest Laboratories,
 Inc. 1                                           69,400            2,882,182
-------------------------------------------------------------------------------
 Indevus
 Pharmaceuticals, Inc. 1                          33,500              169,175
-------------------------------------------------------------------------------
 InKine Pharmaceutical
 Co., Inc. 1                                       5,000               23,800
-------------------------------------------------------------------------------
 Johnson & Johnson                               496,400           32,117,080
-------------------------------------------------------------------------------
 Merck & Co., Inc.                               607,200           17,031,960
-------------------------------------------------------------------------------
 Nabi
 Biopharmaceuticals,
 Inc. 1                                           13,500              174,285
-------------------------------------------------------------------------------
 Perrigo Co.                                       6,600              113,190
-------------------------------------------------------------------------------
 Pfizer, Inc.                                  1,472,000           35,563,520
                                                               ----------------
                                                                  114,578,224

-------------------------------------------------------------------------------
 INDUSTRIALS--12.4%
-------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.8%
 Applied Signal
 Technology, Inc.                                 39,700            1,169,959
-------------------------------------------------------------------------------
 Astronics Corp., Cl. B 1                          1,850                9,250
-------------------------------------------------------------------------------
 Aviall, Inc. 1                                   24,400              702,964
-------------------------------------------------------------------------------
 BE Aerospace, Inc. 1                             44,400              479,076
-------------------------------------------------------------------------------
 Boeing Co.                                      107,900            5,459,740
-------------------------------------------------------------------------------
 EDO Corp.                                        23,200              741,240
-------------------------------------------------------------------------------
 General Dynamics
 Corp.                                            21,100            2,178,575
-------------------------------------------------------------------------------
 Goodrich Corp.                                   11,000              377,300
-------------------------------------------------------------------------------
 Honeywell
 International, Inc.                              49,800            1,791,804
-------------------------------------------------------------------------------
 Innovative Solutions
 & Support, Inc. 1                                27,700              791,251
-------------------------------------------------------------------------------
 Lockheed Martin
 Corp.                                            33,500            1,936,635
-------------------------------------------------------------------------------
 Moog, Inc., Cl. A 1                               4,800              208,752



28 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 AEROSPACE & DEFENSE Continued
 Northrop Grumman
 Corp.                                            73,900       $    3,833,932
-------------------------------------------------------------------------------
 Orbital Sciences Corp. 1                        104,500            1,061,720
-------------------------------------------------------------------------------
 Precision Castparts
 Corp.                                            13,700              963,110
-------------------------------------------------------------------------------
 Raytheon Co.                                     95,200            3,560,480
-------------------------------------------------------------------------------
 Rockwell Collins, Inc.                            3,200              137,280
-------------------------------------------------------------------------------
 SI International, Inc. 1                         16,000              409,600
-------------------------------------------------------------------------------
 United Defense
 Industries, Inc. 1                               12,600              603,918
-------------------------------------------------------------------------------
 United Technologies
 Corp.                                           151,800           15,283,224
                                                               ----------------
                                                                   41,699,810

-------------------------------------------------------------------------------
 AIR FREIGHT & LOGISTICS--0.5%
 Dynamex, Inc. 1                                  15,800              285,980
-------------------------------------------------------------------------------
 EGL, Inc. 1                                      23,400              707,382
-------------------------------------------------------------------------------
 FedEx Corp.                                      41,000            3,921,650
-------------------------------------------------------------------------------
 Forward Air Corp. 1                              18,600              792,639
-------------------------------------------------------------------------------
 Hub Group, Inc., Cl. A 1                         14,400              784,224
-------------------------------------------------------------------------------
 Park-Ohio Holdings
 Corp. 1                                          14,100              347,847
-------------------------------------------------------------------------------
 United Parcel Service,
 Inc., Cl. B                                      48,700            3,636,916
                                                               ----------------
                                                                   10,476,638

-------------------------------------------------------------------------------
 AIRLINES--0.3%
 Alaska Air Group, Inc. 1                         39,100            1,164,789
-------------------------------------------------------------------------------
 America West
 Holdings Corp., Cl. B 1                          99,400              497,994
-------------------------------------------------------------------------------
 AMR Corp. 1                                     144,300            1,240,980
-------------------------------------------------------------------------------
 Continental Airlines,
 Inc., Cl. B 1                                   105,600            1,100,352
-------------------------------------------------------------------------------
 Delta Air Lines, Inc. 1                         154,300              831,677
-------------------------------------------------------------------------------
 ExpressJet Holdings,
 Inc. 1                                           96,600            1,065,498
-------------------------------------------------------------------------------
 Frontier Airlines, Inc. 1                       108,400              919,232
-------------------------------------------------------------------------------
 Hawaiian Holdings,
 Inc. 1                                           10,000               66,400
-------------------------------------------------------------------------------
 Mesa Air Group, Inc. 1                           27,800              204,886
-------------------------------------------------------------------------------
 Northwest Airlines
 Corp., Cl. A 1                                  115,200              851,328



                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 AIRLINES Continued
 Pinnacle Airlines Corp. 1                        12,400       $      149,420
-------------------------------------------------------------------------------
 SkyWest, Inc.                                     1,400               24,108
                                                               ----------------
                                                                    8,116,664

-------------------------------------------------------------------------------
 BUILDING PRODUCTS--0.4%
 American Standard
 Cos., Inc. 1                                     23,400              936,936
-------------------------------------------------------------------------------
 American Woodmark
 Corp.                                             3,500              145,180
-------------------------------------------------------------------------------
 Apogee Enterprises,
 Inc.                                             29,200              390,404
-------------------------------------------------------------------------------
 Lennox International,
 Inc.                                             23,500              469,060
-------------------------------------------------------------------------------
 Masco Corp.                                      82,500            3,036,000
-------------------------------------------------------------------------------
 NCI Building Systems,
 Inc. 1                                           27,400            1,039,830
-------------------------------------------------------------------------------
 Simpson Manufacturing
 Co., Inc.                                         4,400              157,960
-------------------------------------------------------------------------------
 Trex Co., Inc. 1                                  3,300              161,865
-------------------------------------------------------------------------------
 Universal Forest
 Products, Inc.                                   21,500              841,295
-------------------------------------------------------------------------------
 USG Corp. 1                                      38,500            1,235,850
                                                               ----------------
                                                                    8,414,380

-------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.7%
 ABM Industries, Inc.                             23,600              431,880
-------------------------------------------------------------------------------
 Adesa, Inc.                                      48,600            1,004,562
-------------------------------------------------------------------------------
 Administaff, Inc. 1                              68,900            1,005,251
-------------------------------------------------------------------------------
 Banta Corp.                                       8,300              359,473
-------------------------------------------------------------------------------
 Bowne & Co., Inc.                                 9,600              142,560
-------------------------------------------------------------------------------
 Bright Horizons
 Family Solutions, Inc. 1                          9,400              550,840
-------------------------------------------------------------------------------
 Brink's Co. (The)                                29,600            1,048,136
-------------------------------------------------------------------------------
 Cendant Corp.                                    72,000            1,695,600
-------------------------------------------------------------------------------
 Clean Harbors, Inc. 1                            23,800              448,392
-------------------------------------------------------------------------------
 Coinstar, Inc. 1                                  3,800               95,000
-------------------------------------------------------------------------------
 CompX International,
 Inc.                                              4,400               74,580
-------------------------------------------------------------------------------
 Consolidated
 Graphics, Inc. 1                                 26,400            1,114,080
-------------------------------------------------------------------------------
 Copart, Inc. 1                                   30,800              707,784


29 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 Corporate Executive
 Board Co.                                         9,800       $      626,220
-------------------------------------------------------------------------------
 CPI Corp.                                         4,300               62,608
-------------------------------------------------------------------------------
 Deluxe Corp.                                     14,200              543,434
-------------------------------------------------------------------------------
 DiamondCluster
 International, Inc. 1                            59,100              883,841
-------------------------------------------------------------------------------
 Dun & Bradstreet
 Corp. 1                                          15,400              894,740
-------------------------------------------------------------------------------
 Duratek, Inc. 1                                  42,400            1,188,472
-------------------------------------------------------------------------------
 Electro Rent Corp. 1                              3,200               44,736
-------------------------------------------------------------------------------
 Equifax, Inc.                                    46,000            1,301,800
-------------------------------------------------------------------------------
 Exponent, Inc. 1                                 28,700              716,065
-------------------------------------------------------------------------------
 G&K Services, Inc.,
 Cl. A                                            18,600              829,374
-------------------------------------------------------------------------------
 Geo Group, Inc. (The) 1                          16,400              491,180
-------------------------------------------------------------------------------
 Gevity HR, Inc.                                  11,100              228,660
-------------------------------------------------------------------------------
 H&R Block, Inc.                                  11,000              531,410
-------------------------------------------------------------------------------
 Harland (John H.) Co.                            14,900              542,360
-------------------------------------------------------------------------------
 Healthcare Services
 Group, Inc.                                       7,150              139,425
-------------------------------------------------------------------------------
 Heidrick & Struggles
 International, Inc. 1                            56,900            1,880,545
-------------------------------------------------------------------------------
 Hudson Highland
 Group, Inc. 1                                    15,000              437,850
-------------------------------------------------------------------------------
 Ikon Office Solutions,
 Inc.                                             24,300              261,225
-------------------------------------------------------------------------------
 Imagistics
 International, Inc. 1                            15,000              513,750
-------------------------------------------------------------------------------
 Intersections, Inc. 1                             1,500               22,680
-------------------------------------------------------------------------------
 ITT Educational
 Services, Inc. 1                                 12,300              604,176
-------------------------------------------------------------------------------
 Jackson Hewitt Tax
 Service, Inc.                                    22,000              490,160
-------------------------------------------------------------------------------
 Knoll, Inc. 1                                   207,700            3,472,744
-------------------------------------------------------------------------------
 Korn-Ferry
 International 1                                  46,600              919,418
-------------------------------------------------------------------------------
 Labor Ready, Inc. 1                              84,700            1,341,648
-------------------------------------------------------------------------------
 Laureate Education,
 Inc. 1                                              300               13,308
-------------------------------------------------------------------------------
 McGrath RentCorp                                 10,900              468,264



                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 Portfolio Recovery
 Associates, Inc. 1                               37,300       $    1,544,220
-------------------------------------------------------------------------------
 Pre-Paid Legal
 Services, Inc.                                   22,300              827,776
-------------------------------------------------------------------------------
 Republic Services, Inc.                          43,700            1,440,789
-------------------------------------------------------------------------------
 Robert Half
 International, Inc.                              47,800            1,450,252
-------------------------------------------------------------------------------
 Rollins, Inc.                                     1,000               24,800
-------------------------------------------------------------------------------
 SITEL Corp. 1                                    17,600               42,592
-------------------------------------------------------------------------------
 Sotheby's Holdings,
 Inc., Cl. A 1                                    70,700            1,268,358
-------------------------------------------------------------------------------
 Spherion Corp. 1                                 77,300              602,940
-------------------------------------------------------------------------------
 Standard Register
 Co. (The)                                         8,400              104,916
-------------------------------------------------------------------------------
 Steelcase, Inc., Cl. A                           98,400            1,340,208
-------------------------------------------------------------------------------
 TeleTech Holdings, Inc. 1                        57,900              614,898
-------------------------------------------------------------------------------
 United Stationers, Inc. 1                        10,800              468,828
-------------------------------------------------------------------------------
 Universal Technical
 Institute, Inc. 1                                   700               25,620
-------------------------------------------------------------------------------
 Viad Corp.                                       20,700              574,839
-------------------------------------------------------------------------------
 Waste Connections,
 Inc. 1                                           14,900              468,754
-------------------------------------------------------------------------------
 Waste Industries
 USA, Inc.                                           200                2,550
-------------------------------------------------------------------------------
 Watson Wyatt & Co.
 Holdings                                          8,500              223,040
-------------------------------------------------------------------------------
 West Corp. 1                                     27,400              914,886
                                                               ----------------
                                                                   40,068,497

-------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.1%
 Comfort Systems
 USA, Inc. 1                                      42,500              289,425
-------------------------------------------------------------------------------
 EMCOR Group, Inc. 1                               3,500              150,360
-------------------------------------------------------------------------------
 Insituform
 Technologies, Inc.,
 Cl. A 1                                          39,400              618,974
-------------------------------------------------------------------------------
 Integrated Electrical
 Services, Inc. 1                                  9,700               38,606
-------------------------------------------------------------------------------
 McDermott
 International, Inc. 1                            37,700              697,450
-------------------------------------------------------------------------------
 Perini Corp. 1                                   27,700              478,656


30 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING Continued
 Shaw Group, Inc.
 (The) 1                                          70,000       $    1,176,700
                                                               ----------------
                                                                    3,450,171

-------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.5%
 Acuity Brands, Inc.                              24,200              664,774
-------------------------------------------------------------------------------
 AMX Corp. 1                                      16,000              259,360
-------------------------------------------------------------------------------
 Artesyn Technologies,
 Inc. 1                                           22,200              225,996
-------------------------------------------------------------------------------
 Baldor Electric Co.                              10,600              297,118
-------------------------------------------------------------------------------
 Cooper Industries
 Ltd., Cl. A                                      14,000              973,000
-------------------------------------------------------------------------------
 Emerson Electric Co.                             26,300            1,768,412
-------------------------------------------------------------------------------
 Energy Conversion
 Devices, Inc. 1                                  63,800            1,099,274
-------------------------------------------------------------------------------
 General Cable Corp. 1                               300                3,621
-------------------------------------------------------------------------------
 Genlyte Group, Inc.
 (The) 1                                           3,900              312,039
-------------------------------------------------------------------------------
 Hubbell, Inc., Cl. B                              2,400              118,848
-------------------------------------------------------------------------------
 II-VI, Inc. 1                                    17,800              659,490
-------------------------------------------------------------------------------
 Insteel Industries, Inc. 1                        9,400              137,616
-------------------------------------------------------------------------------
 Power-One, Inc. 1                                60,000              445,800
-------------------------------------------------------------------------------
 Preformed Line
 Products Co.                                      1,100               36,300
-------------------------------------------------------------------------------
 Rockwell Automation,
 Inc.                                             49,000            2,775,850
-------------------------------------------------------------------------------
 Thomas & Betts Corp. 1                           34,000              993,140
-------------------------------------------------------------------------------
 Vicor Corp.                                      11,800              164,610
-------------------------------------------------------------------------------
 Woodward
 Governor Co.                                        600               42,741
                                                               ----------------
                                                                   10,977,989

-------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--3.9%
 3M Co.                                          115,000            9,701,400
-------------------------------------------------------------------------------
 Alleghany Corp.                                   4,800            1,279,008
-------------------------------------------------------------------------------
 General Electric Co.                          2,107,400           76,140,362
-------------------------------------------------------------------------------
 Raven Industries, Inc.                           31,800              584,484
-------------------------------------------------------------------------------
 Standex International
 Corp.                                               400               11,528
-------------------------------------------------------------------------------
 Textron, Inc.                                    23,100            1,662,738
-------------------------------------------------------------------------------
 Tredegar Corp.                                    5,300               89,835



                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES Continued
 United Industrial Corp.                          38,400       $    1,298,304
                                                               ----------------
                                                                   90,767,659

-------------------------------------------------------------------------------
 MACHINERY--1.9%
 3D Systems Corp. 1                                1,800               41,400
-------------------------------------------------------------------------------
 A.S.V., Inc. 1                                   25,900            1,038,590
-------------------------------------------------------------------------------
 Alamo Group, Inc.                                 5,200              136,552
-------------------------------------------------------------------------------
 Albany International
 Corp., Cl. A                                     18,200              621,530
-------------------------------------------------------------------------------
 Ampco-Pittsburgh
 Corp.                                            11,500              156,860
-------------------------------------------------------------------------------
 Astec Industries, Inc. 1                         32,800              566,784
-------------------------------------------------------------------------------
 Bucyrus International,
 Inc., Cl. A                                      14,600              535,820
-------------------------------------------------------------------------------
 Cascade Corp.                                    18,300              669,780
-------------------------------------------------------------------------------
 Caterpillar, Inc.                                56,100            4,998,510
-------------------------------------------------------------------------------
 Cummins, Inc.                                    23,700            1,840,779
-------------------------------------------------------------------------------
 Danaher Corp.                                     1,100               60,368
-------------------------------------------------------------------------------
 Deere & Co.                                      54,100            3,756,163
-------------------------------------------------------------------------------
 Dover Corp.                                      20,500              785,150
-------------------------------------------------------------------------------
 EnPro Industries, Inc. 1                         42,400            1,129,960
-------------------------------------------------------------------------------
 Federal Signal Corp.                              2,000               33,060
-------------------------------------------------------------------------------
 Flanders Corp. 1                                  8,000               74,000
-------------------------------------------------------------------------------
 Flowserve Corp. 1                                31,700              790,915
-------------------------------------------------------------------------------
 Graco, Inc.                                       3,750              133,688
-------------------------------------------------------------------------------
 Greenbrier Cos., Inc.                            13,200              368,016
-------------------------------------------------------------------------------
 Harsco Corp.                                      6,500              354,835
-------------------------------------------------------------------------------
 Hexcel Corp. 1                                   95,000            1,399,350
-------------------------------------------------------------------------------
 Illinois Tool Works, Inc.                        32,200            2,800,756
-------------------------------------------------------------------------------
 Ingersoll-Rand Co.,
 Cl. A                                            15,500            1,152,890
-------------------------------------------------------------------------------
 JLG Industries, Inc.                             13,400              235,974
-------------------------------------------------------------------------------
 Kadant, Inc. 1                                    1,800               34,740
-------------------------------------------------------------------------------
 Kennametal, Inc.                                 10,500              513,870
-------------------------------------------------------------------------------
 Lincoln Electric
 Holdings, Inc.                                   24,900              800,535
-------------------------------------------------------------------------------
 Manitowoc Co., Inc.
 (The)                                            12,900              469,560
-------------------------------------------------------------------------------
 Middleby Corp. (The)                              9,800              493,626
-------------------------------------------------------------------------------
 Mueller Industries, Inc.                         39,600            1,255,320


31 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 MACHINERY Continued
 NACCO Industries, Inc.,
 Cl. A                                             5,000       $      499,750
-------------------------------------------------------------------------------
 Navistar International
 Corp. 1                                          38,300            1,490,636
-------------------------------------------------------------------------------
 Nordson Corp.                                    12,000              451,560
-------------------------------------------------------------------------------
 Paccar, Inc.                                     39,800            2,812,268
-------------------------------------------------------------------------------
 Pall Corp.                                       28,100              756,733
-------------------------------------------------------------------------------
 Parker-Hannifin Corp.                            18,800            1,225,008
-------------------------------------------------------------------------------
 Penn Engineering &
 Manufacturing Corp.                               2,200               40,150
-------------------------------------------------------------------------------
 Reliance Steel &
 Aluminum Co.                                     23,500              901,695
-------------------------------------------------------------------------------
 SPX Corp.                                        48,200            2,019,580
-------------------------------------------------------------------------------
 Stewart & Stevenson
 Services, Inc.                                   51,800            1,058,792
-------------------------------------------------------------------------------
 Terex Corp. 1                                    34,400            1,480,920
-------------------------------------------------------------------------------
 Thomas Industries, Inc.                           2,200               85,778
-------------------------------------------------------------------------------
 Titan International, Inc.                        64,500              919,125
-------------------------------------------------------------------------------
 Toro Co. (The)                                   20,000            1,665,000
-------------------------------------------------------------------------------
 Wabash National
 Corp. 1                                          38,900              987,282
                                                               ----------------
                                                                   43,643,658

-------------------------------------------------------------------------------
 MARINE--0.0%
 Alexander & Baldwin,
 Inc.                                              1,200               55,200
-------------------------------------------------------------------------------
 Frozen Food Express
 Industries, Inc. 1                                8,600              109,822
-------------------------------------------------------------------------------
 Kirby Corp. 1                                     2,300              101,292
                                                               ----------------
                                                                      266,314

-------------------------------------------------------------------------------
 ROAD & RAIL--0.9%
 Arkansas Best Corp.                              28,600            1,148,862
-------------------------------------------------------------------------------
 Burlington Northern
 Santa Fe Corp.                                   92,300            4,447,014
-------------------------------------------------------------------------------
 CNF Transportation,
 Inc.                                             28,800            1,351,008
-------------------------------------------------------------------------------
 CSX Corp.                                        33,400            1,334,998
-------------------------------------------------------------------------------
 Dollar Thrifty
 Automotive Group,
 Inc. 1                                              900               28,089



                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 ROAD & RAIL Continued
 Genesee & Wyoming,
 Inc., Cl. A 1                                    42,700       $    1,078,602
-------------------------------------------------------------------------------
 Heartland Express, Inc.                          21,200              450,288
-------------------------------------------------------------------------------
 Hunt (J.B.) Transport
 Services, Inc.                                   15,200              670,624
-------------------------------------------------------------------------------
 Laidlaw International,
 Inc. 1                                           84,300            1,835,211
-------------------------------------------------------------------------------
 Mullen Transportation,
 Inc.                                             21,000              988,275
-------------------------------------------------------------------------------
 Norfolk Southern
 Corp.                                            30,800            1,075,536
-------------------------------------------------------------------------------
 Overnite Corp.                                    4,400              135,872
-------------------------------------------------------------------------------
 Pacer International,
 Inc. 1                                           19,200              375,552
-------------------------------------------------------------------------------
 Ryder Systems, Inc.                              36,200            1,648,910
-------------------------------------------------------------------------------
 SCS Transportation,
 Inc. 1                                           29,200              683,864
-------------------------------------------------------------------------------
 Swift Transportation
 Co., Inc. 1                                      42,600              949,980
-------------------------------------------------------------------------------
 U.S. Xpress Enterprises,
 Inc., Cl. A 1                                    34,200            1,023,606
-------------------------------------------------------------------------------
 USF Corp.                                         7,300              240,608
-------------------------------------------------------------------------------
 Werner Enterprises, Inc.                         18,600              396,552
-------------------------------------------------------------------------------
 Yellow Roadway Corp. 1                           10,600              600,172
                                                               ----------------
                                                                   20,463,623

-------------------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--0.3%
 Aceto Corp.                                       9,750               91,650
-------------------------------------------------------------------------------
 Applied Industrial
 Technologies, Inc.                               39,450            1,141,683
-------------------------------------------------------------------------------
 BlueLinx Holdings, Inc. 1                       138,300            1,893,327
-------------------------------------------------------------------------------
 Lawson Products, Inc.                             2,700              134,622
-------------------------------------------------------------------------------
 UAP Holding Corp. 1                             186,400            2,796,000
-------------------------------------------------------------------------------
 W.W. Grainger, Inc.                              27,000            1,652,670
                                                               ----------------
                                                                    7,709,952

-------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--0.1%
 Macquarie
 Infrastructure
 Co. Trust 1                                      72,100            2,115,414


32 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--17.5%
-------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--2.7%
 3Com Corp. 1                                    131,000       $      480,770
-------------------------------------------------------------------------------
 ADTRAN, Inc.                                     35,800              641,178
-------------------------------------------------------------------------------
 Anaren Microwave,
 Inc. 1                                            5,000               59,850
-------------------------------------------------------------------------------
 Aspect
 Communications
 Corp. 1                                          61,803              689,721
-------------------------------------------------------------------------------
 Audiovox Corp., Cl. A 1                           8,600              141,040
-------------------------------------------------------------------------------
 Avaya, Inc. 1                                   104,900            1,505,315
-------------------------------------------------------------------------------
 Black Box Corp.                                  20,000              930,600
-------------------------------------------------------------------------------
 Brooktrout, Inc. 1                               30,100              347,354
-------------------------------------------------------------------------------
 Cisco Systems, Inc. 1                         1,091,600           19,692,464
-------------------------------------------------------------------------------
 CommScope, Inc. 1                                 3,700               55,611
-------------------------------------------------------------------------------
 Comverse
 Technology, Inc. 1                               88,700            1,982,445
-------------------------------------------------------------------------------
 Digi International, Inc. 1                       66,000              982,740
-------------------------------------------------------------------------------
 Ditech
 Communications
 Corp. 1                                          14,600              194,180
-------------------------------------------------------------------------------
 Echelon Corp. 1                                   6,900               49,266
-------------------------------------------------------------------------------
 Extreme Networks, Inc. 1                         34,500              220,800
-------------------------------------------------------------------------------
 Finisar Corp. 1                                 377,800              661,150
-------------------------------------------------------------------------------
 Harmonic, Inc. 1                                 24,800              282,720
-------------------------------------------------------------------------------
 Harris Corp.                                     10,500              680,085
-------------------------------------------------------------------------------
 Inter-Tel, Inc.                                   2,100               55,629
-------------------------------------------------------------------------------
 Juniper Networks, Inc. 1                        192,300            4,832,499
-------------------------------------------------------------------------------
 Mobility Electronics,
 Inc. 1                                           26,800              209,576
-------------------------------------------------------------------------------
 Motorola, Inc.                                  373,600            5,880,464
-------------------------------------------------------------------------------
 Netgear, Inc. 1                                  23,100              347,424
-------------------------------------------------------------------------------
 NMS Communications
 Corp. 1                                          96,300              606,690
-------------------------------------------------------------------------------
 Optical
 Communication
 Products, Inc. 1                                  4,600                9,108
-------------------------------------------------------------------------------
 Packeteer, Inc. 1                                51,300              747,954
-------------------------------------------------------------------------------
 Performance
 Technologies, Inc. 1                             39,600              363,528
-------------------------------------------------------------------------------
 Polycom, Inc. 1                                  27,800              480,384
-------------------------------------------------------------------------------
 QUALCOMM, Inc.                                  328,500           12,233,340



                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT Continued
 REMEC, Inc. 1                                   127,000       $      901,700
-------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                         10,300              312,193
-------------------------------------------------------------------------------
 SeaChange
 International, Inc. 1                            40,800              669,936
-------------------------------------------------------------------------------
 Sonus Networks, Inc. 1                           60,400              370,252
-------------------------------------------------------------------------------
 SpectraLink Corp.                                28,200              467,838
-------------------------------------------------------------------------------
 Superior Essex, Inc. 1                           23,300              395,867
-------------------------------------------------------------------------------
 Sycamore Networks,
 Inc. 1                                          141,800              490,628
-------------------------------------------------------------------------------
 Symmetricom, Inc. 1                             135,400            1,317,442
-------------------------------------------------------------------------------
 Tellabs, Inc. 1                                 220,500            1,569,960
                                                               ----------------
                                                                   61,859,701

-------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--4.4%
 ActivCard Corp. 1                                38,800              310,400
-------------------------------------------------------------------------------
 Apple Computer, Inc. 1                           55,000            4,229,500
-------------------------------------------------------------------------------
 Dell, Inc. 1                                    633,900           26,471,664
-------------------------------------------------------------------------------
 Electronics for
 Imaging, Inc. 1                                  19,000              323,000
-------------------------------------------------------------------------------
 EMC Corp. 1                                     169,800            2,224,380
-------------------------------------------------------------------------------
 Hewlett-Packard Co.                             898,200           17,595,738
-------------------------------------------------------------------------------
 Hutchinson
 Technology, Inc. 1                                5,000              176,500
-------------------------------------------------------------------------------
 InFocus Corp. 1                                  74,500              547,575
-------------------------------------------------------------------------------
 Intergraph Corp. 1                                8,500              252,535
-------------------------------------------------------------------------------
 International Business
 Machines Corp.                                  387,800           36,228,276
-------------------------------------------------------------------------------
 Lexmark International,
 Inc., Cl. A 1                                    39,700            3,308,995
-------------------------------------------------------------------------------
 Maxtor Corp. 1                                  228,400            1,080,332
-------------------------------------------------------------------------------
 NCR Corp. 1                                      71,000            2,426,780
-------------------------------------------------------------------------------
 Novatel Wireless, Inc. 1                          8,900              106,355
-------------------------------------------------------------------------------
 Overland Storage, Inc. 1                          5,600               82,432
-------------------------------------------------------------------------------
 Pinnacle Systems, Inc. 1                         80,500              344,540
-------------------------------------------------------------------------------
 Presstek, Inc. 1                                 17,400              144,942
-------------------------------------------------------------------------------
 Quantum Corp. 1                                  24,500               72,765
-------------------------------------------------------------------------------
 SBS Technologies, Inc. 1                          2,200               28,666
-------------------------------------------------------------------------------
 SimpleTech, Inc. 1                               50,000              199,000
-------------------------------------------------------------------------------
 Storage Technology
 Corp. 1                                          50,200            1,580,798


33 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS Continued
 Stratasys, Inc. 1                                 5,000       $      170,750
-------------------------------------------------------------------------------
 Sun Microsystems, Inc. 1                        957,000            4,172,520
-------------------------------------------------------------------------------
 Western Digital Corp. 1                         151,000            1,626,270
                                                               ----------------
                                                                  103,704,713

-------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
 Agilent Technologies,
 Inc. 1                                           31,000              685,410
-------------------------------------------------------------------------------
 Agilysys, Inc.                                   67,100            1,131,306
-------------------------------------------------------------------------------
 Amphenol Corp., Cl. A 1                          50,200            1,974,366
-------------------------------------------------------------------------------
 Anixter International,
 Inc.                                              3,700              123,691
-------------------------------------------------------------------------------
 AVX Corp.                                        18,900              219,240
-------------------------------------------------------------------------------
 BEI Technologies, Inc.                           19,500              549,705
-------------------------------------------------------------------------------
 Belden CDT, Inc.                                 37,300              757,563
-------------------------------------------------------------------------------
 Brightpoint, Inc. 1                              60,700            1,087,137
-------------------------------------------------------------------------------
 Cognex Corp.                                     16,000              417,760
-------------------------------------------------------------------------------
 Coherent, Inc. 1                                  7,500              225,000
-------------------------------------------------------------------------------
 CyberOptics Corp. 1                              18,600              251,286
-------------------------------------------------------------------------------
 Dionex Corp. 1                                   11,500              680,685
-------------------------------------------------------------------------------
 Electro Scientific
 Industries, Inc. 1                               28,200              498,294
-------------------------------------------------------------------------------
 Hypercom Corp. 1                                 49,200              271,092
-------------------------------------------------------------------------------
 Identix, Inc. 1                                  94,400              598,496
-------------------------------------------------------------------------------
 Ingram Micro, Inc.,
 Cl. A 1                                          80,800            1,493,184
-------------------------------------------------------------------------------
 Jabil Circuit, Inc. 1                            75,000            1,767,750
-------------------------------------------------------------------------------
 Keithley Instruments,
 Inc.                                             33,700              574,922
-------------------------------------------------------------------------------
 Kemet Corp. 1                                   101,700              859,365
-------------------------------------------------------------------------------
 Littlefuse, Inc. 1                                4,500              143,235
-------------------------------------------------------------------------------
 LoJack Corp. 1                                   13,000              179,140
-------------------------------------------------------------------------------
 Maxwell Technologies,
 Inc. 1                                            3,500               35,525
-------------------------------------------------------------------------------
 Measurement
 Specialties, Inc. 1                               7,400              190,106
-------------------------------------------------------------------------------
 Mettler-Toledo
 International, Inc. 1                            11,700              586,872
-------------------------------------------------------------------------------
 Molex, Inc.                                      20,700              594,504
-------------------------------------------------------------------------------
 MTS Systems Corp.                                21,700              773,171



                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
 Park Electrochemical
 Corp.                                            20,600       $      402,730
-------------------------------------------------------------------------------
 Paxar Corp. 1                                    56,000            1,335,600
-------------------------------------------------------------------------------
 PC Connection, Inc. 1                            17,200              139,320
-------------------------------------------------------------------------------
 Photon Dynamics, Inc. 1                             400                8,636
-------------------------------------------------------------------------------
 Sanmina-SCI Corp. 1                             113,800              703,284
-------------------------------------------------------------------------------
 Tech Data Corp. 1                                31,500            1,323,945
-------------------------------------------------------------------------------
 Trimble Navigation
 Ltd. 1                                            5,100              181,356
-------------------------------------------------------------------------------
 TTM Technologies,
 Inc. 1                                           45,300              425,820
-------------------------------------------------------------------------------
 UNOVA, Inc. 1                                    18,100              417,386
                                                               ----------------
                                                                   21,606,882

-------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.7%
 AsiaInfo Holdings, Inc. 1                        77,300              392,684
-------------------------------------------------------------------------------
 Chordiant Software,
 Inc. 1                                            8,500               17,170
-------------------------------------------------------------------------------
 Corillian Corp. 1                                94,800              402,900
-------------------------------------------------------------------------------
 Covansys Corp. 1                                 29,800              426,140
-------------------------------------------------------------------------------
 CyberSource Corp. 1                             102,300              635,283
-------------------------------------------------------------------------------
 DoubleClick, Inc. 1                              63,200              515,712
-------------------------------------------------------------------------------
 EarthLink, Inc. 1                               155,200            1,556,656
-------------------------------------------------------------------------------
 InfoSpace, Inc. 1                                 8,700              410,727
-------------------------------------------------------------------------------
 Internet Capital
 Group, Inc. 1                                    19,400              145,888
-------------------------------------------------------------------------------
 Internet Security
 Systems, Inc. 1                                  32,900              735,315
-------------------------------------------------------------------------------
 Interwoven, Inc. 1                               67,500              614,925
-------------------------------------------------------------------------------
 Ivillage, Inc. 1                                 72,700              436,927
-------------------------------------------------------------------------------
 Lionbridge
 Technologies, Inc. 1                              7,700               48,356
-------------------------------------------------------------------------------
 LookSmart Ltd. 1                                213,100              249,327
-------------------------------------------------------------------------------
 MatrixOne, Inc. 1                                33,700              182,654
-------------------------------------------------------------------------------
 MicroStrategy, Inc.,
 Cl. A                                             3,800              276,260
-------------------------------------------------------------------------------
 OpenTV Corp. 1                                   45,700              125,218
-------------------------------------------------------------------------------
 PEC Solutions, Inc. 1                             5,500               67,320
-------------------------------------------------------------------------------
 Retek, Inc. 1                                    76,900              482,932
-------------------------------------------------------------------------------
 S1 Corp. 1                                       25,400              209,931


34 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES Continued
 Selectica, Inc. 1                                 8,200       $       28,454
-------------------------------------------------------------------------------
 SonicWALL, Inc. 1                               143,700              928,302
-------------------------------------------------------------------------------
 SupportSoft, Inc. 1                              48,000              294,240
-------------------------------------------------------------------------------
 United Online, Inc. 1                           104,700            1,128,666
-------------------------------------------------------------------------------
 ValueClick, Inc. 1                               35,400              468,342
-------------------------------------------------------------------------------
 VeriSign, Inc. 1                                 24,000              620,160
-------------------------------------------------------------------------------
 Websense, Inc. 1                                 13,800              741,060
-------------------------------------------------------------------------------
 Yahoo!, Inc. 1                                  150,500            5,299,105
                                                               ----------------
                                                                   17,440,654

-------------------------------------------------------------------------------
 IT SERVICES--1.0%
 Acxiom Corp.                                     66,400            1,532,512
-------------------------------------------------------------------------------
 Affiliated Computer
 Services, Inc., Cl. A 1                          31,900            1,728,661
-------------------------------------------------------------------------------
 American Software, Inc.                           3,000               19,530
-------------------------------------------------------------------------------
 Answerthink, Inc. 1                              75,500              351,075
-------------------------------------------------------------------------------
 Automatic Data
 Processing, Inc.                                 16,100              700,028
-------------------------------------------------------------------------------
 BISYS Group, Inc.
 (The) 1                                          59,100              908,367
-------------------------------------------------------------------------------
 Carreker Corp. 1                                 10,000               74,900
-------------------------------------------------------------------------------
 CheckFree Corp. 1                                44,500            1,735,500
-------------------------------------------------------------------------------
 Computer Sciences
 Corp. 1                                          68,600            3,534,272
-------------------------------------------------------------------------------
 Convergys Corp. 1                                71,100            1,016,019
-------------------------------------------------------------------------------
 CSG Systems
 International, Inc. 1                            24,700              447,564
-------------------------------------------------------------------------------
 eFunds Corp. 1                                   21,400              477,220
-------------------------------------------------------------------------------
 Electronic Data
 Systems Corp.                                   160,100            3,429,342
-------------------------------------------------------------------------------
 Euronet Worldwide,
 Inc. 1                                           13,700              329,485
-------------------------------------------------------------------------------
 First Data Corp.                                 28,700            1,169,238
-------------------------------------------------------------------------------
 Fiserv, Inc. 1                                      900               34,425
-------------------------------------------------------------------------------
 Imergent, Inc. 1                                  2,200               46,420
-------------------------------------------------------------------------------
 Information
 Resources, Inc. 1                                50,400               40,320
-------------------------------------------------------------------------------
 infoUSA, Inc. 1                                  56,600              590,338
-------------------------------------------------------------------------------
 iPayment Holdings,
 Inc. 1                                            7,200              338,112
-------------------------------------------------------------------------------
 Keane, Inc. 1                                     2,600               33,982



                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 IT SERVICES Continued
 Lawson Software, Inc. 1                          47,100       $      308,505
-------------------------------------------------------------------------------
 ManTech International
 Corp. 1                                           9,800              211,190
-------------------------------------------------------------------------------
 NetScout Systems, Inc. 1                          6,900               43,608
-------------------------------------------------------------------------------
 Pegasus Solutions, Inc. 1                        13,500              161,730
-------------------------------------------------------------------------------
 Sabre Holdings Corp.                             74,700            1,576,170
-------------------------------------------------------------------------------
 Sapient Corp. 1                                 100,439              791,459
-------------------------------------------------------------------------------
 SS&C Technologies, Inc.                          44,000              962,280
-------------------------------------------------------------------------------
 Startek, Inc.                                    12,300              307,500
-------------------------------------------------------------------------------
 Unisys Corp. 1                                   24,900              195,465
-------------------------------------------------------------------------------
 Vasco Data Security
 International, Inc. 1                            41,700              324,843
                                                               ----------------
                                                                   23,420,060

-------------------------------------------------------------------------------
 OFFICE ELECTRONICS--0.0%
 TransAct
 Technologies, Inc. 1                             10,000              190,400
-------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.6%
 Actel Corp. 1                                    22,400              378,784
-------------------------------------------------------------------------------
 ADE Corp. 1                                      18,100              325,981
-------------------------------------------------------------------------------
 Advanced Energy
 Industries, Inc. 1                               55,200              394,680
-------------------------------------------------------------------------------
 Advanced Micro
 Devices, Inc. 1                                 133,900            2,115,620
-------------------------------------------------------------------------------
 Agere Systems, Inc.,
 Cl. A 1                                         207,500              298,800
-------------------------------------------------------------------------------
 Altera Corp. 1                                   46,200              887,040
-------------------------------------------------------------------------------
 AMIS Holdings, Inc. 1                             3,100               33,356
-------------------------------------------------------------------------------
 Analog Devices, Inc.                             74,800            2,684,572
-------------------------------------------------------------------------------
 Applied Materials, Inc. 1                       317,300            5,045,070
-------------------------------------------------------------------------------
 Applied Micro
 Circuits Corp. 1                                 96,700              320,077
-------------------------------------------------------------------------------
 Atheros
 Communications, Inc. 1                            1,500               16,200
-------------------------------------------------------------------------------
 Atmel Corp. 1                                   440,600            1,348,236
-------------------------------------------------------------------------------
 ATMI, Inc. 1                                     43,200              981,936
-------------------------------------------------------------------------------
 Axcelis Technologies,
 Inc. 1                                          108,100              807,507
-------------------------------------------------------------------------------
 Cabot
 Microelectronics
 Corp. 1                                          12,700              386,461


35 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
 Continued
 Cascade Microtech,
 Inc. 1                                           50,400       $      534,240
-------------------------------------------------------------------------------
 Cirrus Logic, Inc. 1                             67,500              309,825
-------------------------------------------------------------------------------
 Cohu, Inc.                                       20,400              344,148
-------------------------------------------------------------------------------
 Cree, Inc. 1                                     58,100            1,396,143
-------------------------------------------------------------------------------
 Cymer, Inc. 1                                     5,900              156,468
-------------------------------------------------------------------------------
 Diodes, Inc. 1                                   33,000              699,600
-------------------------------------------------------------------------------
 DSP Group, Inc. 1                                33,900              841,059
-------------------------------------------------------------------------------
 Entegris, Inc. 1                                  9,500               84,455
-------------------------------------------------------------------------------
 ESS Technology, Inc. 1                           39,600              239,580
-------------------------------------------------------------------------------
 Fairchild
 Semiconductor
 International, Inc.,
 Cl. A 1                                          35,800              510,866
-------------------------------------------------------------------------------
 Freescale
 Semiconductor,
 Inc., Cl. A 1                                    71,600            1,224,360
-------------------------------------------------------------------------------
 Freescale
 Semiconductor,
 Inc., Cl. B 1                                    38,082              665,293
-------------------------------------------------------------------------------
 Helix Technology
 Corp.                                            40,600              595,602
-------------------------------------------------------------------------------
 Integrated Device
 Technology, Inc. 1                               19,300              226,582
-------------------------------------------------------------------------------
 Intel Corp.                                   1,234,900           27,723,505
-------------------------------------------------------------------------------
 Intersil Corp., Cl. A                           104,700            1,552,701
-------------------------------------------------------------------------------
 KLA-Tencor Corp. 1                               25,700            1,188,625
-------------------------------------------------------------------------------
 Kopin Corp. 1                                    28,500              105,735
-------------------------------------------------------------------------------
 Kulicke & Soffa
 Industries, Inc. 1                               50,500              336,835
-------------------------------------------------------------------------------
 Lam Research Corp. 1                             53,900            1,442,364
-------------------------------------------------------------------------------
 Lattice Semiconductor
 Corp. 1                                         132,400              594,476
-------------------------------------------------------------------------------
 Linear Technology
 Corp.                                            66,500            2,509,710
-------------------------------------------------------------------------------
 LSI Logic Corp. 1                               185,300            1,132,183
-------------------------------------------------------------------------------
 Maxim Integrated
 Products, Inc.                                   12,200              475,922
-------------------------------------------------------------------------------
 MEMC Electronic
 Materials, Inc. 1                                31,500              387,450
-------------------------------------------------------------------------------
 Micrel, Inc. 1                                   77,400              668,736



                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
 Continued
 Microchip
 Technology, Inc.                                 42,200       $    1,099,310
-------------------------------------------------------------------------------
 Micron
 Technology, Inc. 1                              196,800            2,048,688
-------------------------------------------------------------------------------
 Microsemi Corp. 1                                 6,700              103,381
-------------------------------------------------------------------------------
 Microtune, Inc. 1                               104,600              483,252
-------------------------------------------------------------------------------
 Mindspeed
 Technologies, Inc. 1                              1,000                2,325
-------------------------------------------------------------------------------
 MIPS Technologies,
 Inc., Cl. A 1                                    71,600              808,364
-------------------------------------------------------------------------------
 Monolithic System
 Technology, Inc. 1                               23,000              133,630
-------------------------------------------------------------------------------
 Mykrolis Corp. 1                                102,600            1,353,294
-------------------------------------------------------------------------------
 Nanometrics, Inc. 1                              28,400              360,396
-------------------------------------------------------------------------------
 National
 Semiconductor Corp.                             136,500            2,310,945
-------------------------------------------------------------------------------
 PDF Solutions, Inc. 1                            41,100              597,183
-------------------------------------------------------------------------------
 Photronics, Inc. 1                               44,300              664,500
-------------------------------------------------------------------------------
 PLX Technology, Inc. 1                            9,100               83,720
-------------------------------------------------------------------------------
 Rambus, Inc. 1                                   13,600              245,344
-------------------------------------------------------------------------------
 Rudolph Technologies,
 Inc. 1                                           31,700              499,275
-------------------------------------------------------------------------------
 Silicon Image, Inc. 1                            21,300              253,683
-------------------------------------------------------------------------------
 Silicon Storage
 Technology, Inc. 1                              153,300              703,647
-------------------------------------------------------------------------------
 Siliconix, Inc. 1                                   300                9,081
-------------------------------------------------------------------------------
 Supertex, Inc. 1                                  2,000               38,180
-------------------------------------------------------------------------------
 Teradyne, Inc. 1                                 46,000              645,380
-------------------------------------------------------------------------------
 Texas Instruments, Inc.                         309,200            7,176,532
-------------------------------------------------------------------------------
 Trident Microsystems,
 Inc. 1                                           24,600              442,800
-------------------------------------------------------------------------------
 Ultra Clean Holdings,
 Inc. 1                                            8,400               50,820
-------------------------------------------------------------------------------
 Virage Logic Corp. 1                             44,800              667,968
                                                               ----------------
                                                                   82,752,481

-------------------------------------------------------------------------------
 SOFTWARE--4.2%
 Actuate Corp. 1                                  18,000               45,540
-------------------------------------------------------------------------------
 Adobe Systems, Inc.                              14,700              836,430
-------------------------------------------------------------------------------
 Advent Software, Inc. 1                           9,100              175,175


36 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 SOFTWARE Continued
 Agile Software Corp. 1                            8,500       $       62,135
-------------------------------------------------------------------------------
 Ansoft Corp. 1                                   18,800              384,648
-------------------------------------------------------------------------------
 Ansys, Inc. 1                                    30,200              975,460
-------------------------------------------------------------------------------
 Ascential Software
 Corp. 1                                           7,100              101,601
-------------------------------------------------------------------------------
 Aspen Technology, Inc. 1                         44,800              228,480
-------------------------------------------------------------------------------
 Atari, Inc. 1                                     1,400                3,248
-------------------------------------------------------------------------------
 Autodesk, Inc.                                   59,100            1,735,767
-------------------------------------------------------------------------------
 BEA Systems, Inc. 1                             115,500              984,060
-------------------------------------------------------------------------------
 Blackbaud, Inc. 1                                 5,400               72,198
-------------------------------------------------------------------------------
 BMC Software, Inc. 1                            111,900            1,883,277
-------------------------------------------------------------------------------
 Borland Software
 Corp. 1                                          61,200              525,096
-------------------------------------------------------------------------------
 Cadence Design
 Systems, Inc. 1                                  26,100              347,913
-------------------------------------------------------------------------------
 Catapult
 Communications
 Corp. 1                                          20,300              452,690
-------------------------------------------------------------------------------
 Cognos, Inc. 1                                    5,500              227,535
-------------------------------------------------------------------------------
 E.piphany, Inc. 1                                18,100               77,649
-------------------------------------------------------------------------------
 Electronic Arts, Inc. 1                           9,500              611,230
-------------------------------------------------------------------------------
 ePlus, inc. 1                                    23,400              310,518
-------------------------------------------------------------------------------
 Hyperion Solutions
 Corp. 1                                          21,300            1,023,252
-------------------------------------------------------------------------------
 Informatica Corp. 1                              24,200              187,308
-------------------------------------------------------------------------------
 InterVoice-Brite, Inc. 1                         53,700              637,419
-------------------------------------------------------------------------------
 Kronos, Inc. 1                                    3,400              182,818
-------------------------------------------------------------------------------
 Macrovision Corp. 1                              15,800              368,614
-------------------------------------------------------------------------------
 Manugistics Group,
 Inc. 1                                           47,400              101,436
-------------------------------------------------------------------------------
 McAfee, Inc. 1                                   24,500              633,325
-------------------------------------------------------------------------------
 Micromuse, Inc. 1                                53,300              273,962
-------------------------------------------------------------------------------
 MICROS Systems, Inc. 1                            7,400              517,260
-------------------------------------------------------------------------------
 Microsoft Corp.                               2,096,100           55,085,508
-------------------------------------------------------------------------------
 Midway Games, Inc. 1                             44,500              432,985
-------------------------------------------------------------------------------
 MRO Software, Inc. 1                             12,700              162,687
-------------------------------------------------------------------------------
 MSC.Software Corp. 1                              2,200               22,682
-------------------------------------------------------------------------------
 NetIQ Corp. 1                                    18,300              215,208
-------------------------------------------------------------------------------
 Oracle Corp. 1                                  774,900           10,670,373



                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 SOFTWARE Continued
 Parametric
 Technology Corp. 1                              236,800       $    1,349,760
-------------------------------------------------------------------------------
 Quality Systems, Inc. 1                          25,500            1,726,095
-------------------------------------------------------------------------------
 RSA Security, Inc. 1                             65,000            1,144,650
-------------------------------------------------------------------------------
 Smith Micro
 Software, Inc. 1                                 55,700              416,079
-------------------------------------------------------------------------------
 Sybase, Inc. 1                                  101,700            1,980,099
-------------------------------------------------------------------------------
 Synopsys, Inc. 1                                 91,300            1,552,100
-------------------------------------------------------------------------------
 Synplicity, Inc. 1                                1,100                7,480
-------------------------------------------------------------------------------
 Take-Two Interactive
 Software, Inc. 1                                 18,000              634,500
-------------------------------------------------------------------------------
 THQ, Inc. 1                                      42,500              945,625
-------------------------------------------------------------------------------
 TIBCO Software, Inc. 1                          125,100            1,374,849
-------------------------------------------------------------------------------
 Transaction Systems
 Architects, Inc., Cl. A 1                        35,000              743,400
-------------------------------------------------------------------------------
 Ulticom, Inc. 1                                  28,000              386,400
-------------------------------------------------------------------------------
 Verint Systems, Inc. 1                            1,700               64,821
-------------------------------------------------------------------------------
 Veritas Software Corp. 1                         76,800            1,975,296
-------------------------------------------------------------------------------
 Verity, Inc. 1                                   23,100              278,817
-------------------------------------------------------------------------------
 Wind River Systems,
 Inc. 1                                          100,300            1,258,765
-------------------------------------------------------------------------------
 Witness Systems, Inc. 1                          74,800            1,332,188
                                                               ----------------
                                                                   97,726,411

-------------------------------------------------------------------------------
 MATERIALS--4.1%
-------------------------------------------------------------------------------
 CHEMICALS--1.6%
 Agrium, Inc.                                     15,500              250,170
-------------------------------------------------------------------------------
 Arch Chemicals, Inc.                             18,000              495,720
-------------------------------------------------------------------------------
 Cabot Corp.                                      48,400            1,694,000
-------------------------------------------------------------------------------
 Cambrex Corp.                                       800               17,848
-------------------------------------------------------------------------------
 Compass Minerals
 International, Inc.                              45,000              988,650
-------------------------------------------------------------------------------
 Crompton Corp.                                  100,200            1,167,330
-------------------------------------------------------------------------------
 Dow Chemical Co.                                 88,300            4,388,510
-------------------------------------------------------------------------------
 E.I. DuPont de
 Nemours & Co.                                   152,200            7,238,632
-------------------------------------------------------------------------------
 Eastman Chemical Co.                             37,300            2,019,795
-------------------------------------------------------------------------------
 FMC Corp. 1                                      21,300            1,005,147
-------------------------------------------------------------------------------
 Georgia Gulf Corp.                               33,300            1,702,962


37 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 CHEMICALS Continued
 Great Lakes
 Chemical Corp.                                    1,700       $       44,965
-------------------------------------------------------------------------------
 Lyondell Chemical Co.                            71,500            2,103,530
-------------------------------------------------------------------------------
 MacDermid, Inc.                                  37,700            1,211,678
-------------------------------------------------------------------------------
 Material Sciences Corp. 1                         4,000               60,840
-------------------------------------------------------------------------------
 Minerals Technologies,
 Inc.                                              1,200               74,976
-------------------------------------------------------------------------------
 Monsanto Co.                                     66,600            3,605,058
-------------------------------------------------------------------------------
 Mosaic Co. (The) 1                               48,000              792,000
-------------------------------------------------------------------------------
 OM Group, Inc. 1                                 14,900              483,058
-------------------------------------------------------------------------------
 PolyOne Corp. 1                                 130,200            1,126,230
-------------------------------------------------------------------------------
 PPG Industries, Inc.                             18,200            1,251,796
-------------------------------------------------------------------------------
 Praxair, Inc.                                     8,900              384,035
-------------------------------------------------------------------------------
 Rohm & Haas Co.                                  45,200            1,999,648
-------------------------------------------------------------------------------
 Schulman (A.), Inc.                               1,100               19,459
-------------------------------------------------------------------------------
 Stepan Co.                                        6,800              158,032
-------------------------------------------------------------------------------
 Terra Industries, Inc. 1                        123,000              990,150
-------------------------------------------------------------------------------
 W.R. Grace & Co. 1                               92,200            1,044,626
-------------------------------------------------------------------------------
 Wellman, Inc.                                    11,800              123,900
                                                               ----------------
                                                                   36,442,745

-------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.1%
 AMCOL International
 Corp.                                             5,100              110,721
-------------------------------------------------------------------------------
 Eagle Materials, Inc.                            11,600              925,216
-------------------------------------------------------------------------------
 Eagle Materials, Inc.,
 Cl. B                                             3,601              279,618
-------------------------------------------------------------------------------
 Florida Rock
 Industries, Inc.                                  8,600              537,070
-------------------------------------------------------------------------------
 Martin Marietta
 Materials, Inc.                                   3,200              172,864
-------------------------------------------------------------------------------
 Texas Industries, Inc.                           14,400              914,976
-------------------------------------------------------------------------------
 Vulcan Materials Co.                             11,700              660,816
                                                               ----------------
                                                                    3,601,281

-------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--0.4%
 Ball Corp.                                       23,400              999,648
-------------------------------------------------------------------------------
 Caraustar Industries,
 Inc. 1                                           38,400              518,400
-------------------------------------------------------------------------------
 Crown Holdings, Inc. 1                          125,900            1,698,391



                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 CONTAINERS & PACKAGING Continued
 Graphic Packaging
 Corp. 1                                          38,200       $      256,704
-------------------------------------------------------------------------------
 Greif, Inc., Cl. A                               23,800            1,378,972
-------------------------------------------------------------------------------
 Longview Fibre Co.                                5,500               85,415
-------------------------------------------------------------------------------
 Owens-Illinois, Inc. 1                           71,700            1,629,024
-------------------------------------------------------------------------------
 Packaging Dynamics
 Corp.                                               960               13,345
-------------------------------------------------------------------------------
 Pactiv Corp. 1                                   42,900              952,809
-------------------------------------------------------------------------------
 Rock-Tenn Co., Cl. A                              3,800               52,706
-------------------------------------------------------------------------------
 Silgan Holdings, Inc.                            25,300            1,511,675
-------------------------------------------------------------------------------
 Smurfit-Stone
 Container Corp.                                  76,600            1,152,064
                                                               ----------------
                                                                   10,249,153

-------------------------------------------------------------------------------
 METALS & MINING--1.4%
 AK Steel Holding
 Corp. 1                                         101,500            1,472,765
-------------------------------------------------------------------------------
 Alcoa, Inc.                                     185,000            5,459,350
-------------------------------------------------------------------------------
 Aleris International,
 Inc. 1                                           19,400              325,532
-------------------------------------------------------------------------------
 Brush Engineered
 Materials, Inc. 1                                29,500              508,875
-------------------------------------------------------------------------------
 Carpenter Technology
 Corp.                                            10,700              655,482
-------------------------------------------------------------------------------
 Castle (A.M.) & Co. 1                            25,700              346,436
-------------------------------------------------------------------------------
 Cleveland-Cliffs, Inc.                           25,000            1,637,000
-------------------------------------------------------------------------------
 Foundation Coal
 Holdings, Inc. 1                                 21,300              467,535
-------------------------------------------------------------------------------
 Inmet Mining Corp. 1                             75,000            1,104,799
-------------------------------------------------------------------------------
 Massey Energy Co.                                38,600            1,464,098
-------------------------------------------------------------------------------
 Metal Management,
 Inc.                                             54,300            1,462,842
-------------------------------------------------------------------------------
 Nucor Corp.                                      35,000            1,965,600
-------------------------------------------------------------------------------
 Olympic Steel, Inc. 1                            44,100            1,036,791
-------------------------------------------------------------------------------
 Oregon Steel Mills,
 Inc. 1                                           92,000            2,197,880
-------------------------------------------------------------------------------
 Phelps Dodge Corp.                               36,200            3,486,060
-------------------------------------------------------------------------------
 Quanex Corp.                                      5,200              274,144
-------------------------------------------------------------------------------
 Roanoke Electric
 Steel Corp.                                       4,600               91,310


38 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 METALS & MINING Continued
 RTI International
 Metals, Inc. 1                                   30,200       $      736,880
-------------------------------------------------------------------------------
 Ryerson Tull, Inc.                               45,000              597,150
-------------------------------------------------------------------------------
 Southern Peru
 Copper Corp.                                     31,000            1,459,790
-------------------------------------------------------------------------------
 Steel Dynamics, Inc.                             12,200              461,160
-------------------------------------------------------------------------------
 Stillwater Mining Co. 1                          35,400              374,532
-------------------------------------------------------------------------------
 Titanium Metals
 Corp. 1                                           7,100              212,290
-------------------------------------------------------------------------------
 United States Steel
 Corp.                                            46,800            2,424,240
-------------------------------------------------------------------------------
 Wheeling-Pittsburgh
 Corp. 1                                           3,200              111,360
-------------------------------------------------------------------------------
 Worthington
 Industries, Inc.                                 68,900            1,411,072
                                                               ----------------
                                                                   31,744,973

-------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.6%
 Bowater, Inc.                                     3,100              117,800
-------------------------------------------------------------------------------
 Buckeye Technologies,
 Inc. 1                                           71,500              919,490
-------------------------------------------------------------------------------
 Georgia-Pacific Corp.                           116,500            3,739,650
-------------------------------------------------------------------------------
 Glatfelter                                       82,100            1,114,918
-------------------------------------------------------------------------------
 Louisiana-Pacific Corp.                          71,400            1,827,840
-------------------------------------------------------------------------------
 MeadWestvaco Corp.                               74,400            2,149,416
-------------------------------------------------------------------------------
 Neenah Paper, Inc. 1                             44,257            1,411,356
-------------------------------------------------------------------------------
 Pope & Talbot, Inc.                              73,600            1,113,568
-------------------------------------------------------------------------------
 Potlatch Corp.                                   19,300              888,186
-------------------------------------------------------------------------------
 Wausau-Mosinee
 Paper Corp.                                      14,600              216,372
                                                               ----------------
                                                                   13,498,596

-------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--3.3%
-------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--2.6%
 Alaska
 Communications
 Systems Group, Inc.                              69,900              611,625
-------------------------------------------------------------------------------
 Arbinet-thexchange,
 Inc. 1                                           28,700              700,280
-------------------------------------------------------------------------------
 BellSouth Corp.                                 200,000            5,248,000
-------------------------------------------------------------------------------
 Broadwing Corp.                                  33,900              186,450
-------------------------------------------------------------------------------
 CenturyTel, Inc.                                 57,000            1,858,200



                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES Continued
 Citizens
 Communications Co.                              126,100       $    1,701,089
-------------------------------------------------------------------------------
 Crown Castle
 International Corp. 1                            98,600            1,617,040
-------------------------------------------------------------------------------
 D&E Communications,
 Inc.                                                900               10,665
-------------------------------------------------------------------------------
 Iowa
 Telecommunications
 Services, Inc.                                   29,600              599,400
-------------------------------------------------------------------------------
 North Pittsburgh
 Systems, Inc.                                    37,600              903,904
-------------------------------------------------------------------------------
 Qwest
 Communications
 International, Inc. 1                           125,400              526,680
-------------------------------------------------------------------------------
 SBC Communications,
 Inc.                                          1,002,300           23,814,648
-------------------------------------------------------------------------------
 Shenandoah
 Telecommunications
 Co.                                               2,200               61,292
-------------------------------------------------------------------------------
 Sprint Corp.                                     53,200            1,267,756
-------------------------------------------------------------------------------
 Time Warner
 Telecom, Inc., Cl. A 1                           32,300              112,727
-------------------------------------------------------------------------------
 Verizon
 Communications, Inc.                            581,000           20,677,790
                                                               ----------------
                                                                   59,897,546

-------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.7%
 @Road, Inc. 1                                     8,900               51,976
-------------------------------------------------------------------------------
 AirGate PCS, Inc. 1                               8,800              321,816
-------------------------------------------------------------------------------
 Alamosa Holdings,
 Inc. 1                                           30,300              387,840
-------------------------------------------------------------------------------
 AT&T Corp.                                       63,500            1,218,565
-------------------------------------------------------------------------------
 Boston
 Communications
 Group, Inc. 1                                    11,800               91,214
-------------------------------------------------------------------------------
 Nextel
 Communications,
 Inc., Cl. A 1                                   355,600           10,202,164
-------------------------------------------------------------------------------
 Price Communications
 Corp.                                            18,600              323,082
-------------------------------------------------------------------------------
 SBA Communications
 Corp. 1                                          32,200              275,632


39 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES Continued
 Telephone & Data
 Systems, Inc.                                    19,700       $    1,621,704
-------------------------------------------------------------------------------
 Triton PCS Holdings,
 Inc., Cl. A 1                                    40,500              149,445
-------------------------------------------------------------------------------
 UbiquiTel, Inc. 1                               215,100            1,503,549
-------------------------------------------------------------------------------
 United States
 Cellular Corp. 1                                  7,400              332,260
-------------------------------------------------------------------------------
 USA Mobility, Inc. 1                             12,900              458,595
                                                               ----------------
                                                                   16,937,842

-------------------------------------------------------------------------------
 UTILITIES--1.0%
-------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.8%
 American Electric
 Power Co., Inc.                                  78,200            2,756,550
-------------------------------------------------------------------------------
 Calpine Corp. 1                                  69,900              232,767
-------------------------------------------------------------------------------
 Canadian Hydro
 Developers, Inc. 1                              280,000              821,306
-------------------------------------------------------------------------------
 CH Energy Group, Inc.                            23,100            1,092,630
-------------------------------------------------------------------------------
 CMS Energy Corp. 1                              102,400            1,078,272
-------------------------------------------------------------------------------
 Constellation Energy
 Group, Inc.                                      15,300              765,000
-------------------------------------------------------------------------------
 Edison International,
 Inc.                                             43,900            1,425,433
-------------------------------------------------------------------------------
 Green Mountain
 Power Corp.                                       7,200              208,800
-------------------------------------------------------------------------------
 IDACORP, Inc.                                    14,900              451,321
-------------------------------------------------------------------------------
 NRG Energy, Inc. 1                               33,000            1,155,000
-------------------------------------------------------------------------------
 Ormat Technologies,
 Inc. 1                                          213,000            3,386,700
-------------------------------------------------------------------------------
 PG&E Corp. 1                                     65,700            2,299,500
-------------------------------------------------------------------------------
 PNM Resources, Inc.                               1,000               25,230
-------------------------------------------------------------------------------
 Reliant Energy, Inc. 1                           28,100              349,845
-------------------------------------------------------------------------------
 TXU Corp.                                        25,500            1,764,600
-------------------------------------------------------------------------------
 Wisconsin Energy
 Corp.                                             4,400              150,392
-------------------------------------------------------------------------------
 Xcel Energy, Inc.                                 9,800              178,262
                                                               ----------------
                                                                   18,141,608



                                                                        VALUE
                                                  SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
 GAS UTILITIES--0.1%
 Atmos Energy Corp.                               56,600       $    1,567,820
-------------------------------------------------------------------------------
 Chesapeake Utilities
 Corp.                                             8,100              212,220
                                                               ----------------
                                                                    1,780,040

-------------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--0.1%
 Dynegy, Inc. 1                                  360,100            1,602,437
-------------------------------------------------------------------------------
 Sierra Pacific
 Resources 1                                     112,500            1,107,000
                                                               ----------------
                                                                    2,709,437
                                                               ----------------
 Total Common Stocks
 (Cost $2,118,736,895)                                          2,309,455,165

                                               PRINCIPAL
                                                  AMOUNT
-------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--0.6%
-------------------------------------------------------------------------------
 Undivided interest of 0.86% in joint repurchase
 agreement (Principal Amount/ Value
 $1,603,710,000, with a maturity value of
 $1,603,819,141) with UBS Warburg LLC, 2.45%,
 dated 1/31/05, to be repurchased at $13,808,940
 on 2/1/05, collateralized by Federal National
 Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with a
 value of $1,637,129,989
 (Cost $13,808,000)                          $13,808,000           13,808,000
-------------------------------------------------------------------------------
 Total Investments, at Value (excluding
 Investments Purchased with Cash
 Collateral from Securities Loaned)
 (Cost $2,132,544,895)                                          2,323,263,165
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 INVESTMENTS PURCHASED WITH CASH COLLATERAL
 FROM SECURITIES LOANED--1.1%
-------------------------------------------------------------------------------
 MASTER FLOATING NOTES--0.0%
 Bear Stearns, 2.68%
 Nts., 2/1/05 3                                  250,000              250,000


40 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                               PRINCIPAL                VALUE
                                                  AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--1.1%
 Undivided interest of 1% in joint repurchase
 agreement (Principal Amount/Value $2,600,000,000
 with a maturity value of $2,600,184,167 with
 Nomura Securities, 2.55%, dated 1/31/05, to
 be repurchased at $25,961,312 on 2/1/05,
 collateralized by U.S. Government
 Mortgage Agencies, 0%-7%,
 1/15/08-3/15/46, with a value
 of $2,698,299,235 3                        $ 25,959,473       $   25,959,473
                                                               ----------------
 Total Investments Purchased with
 Cash Collateral from Securities
 Loaned (Cost $26,209,473)                                         26,209,473

-------------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $2,158,754,368)                             100.8%       2,349,472,638
-------------------------------------------------------------------------------
 LIABILITIES
 IN EXCESS OF
 OTHER ASSETS                                       (0.8)         (19,317,445)
                                               --------------------------------
 NET ASSETS                                        100.0%      $2,330,155,193
                                               ================================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of January 31, 2005 was $1,219,990, which represents 0.05% of the Fund's net assets, of which $1,219,989 is considered restricted. See Note 6 of Notes to Financial Statements.
3. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


41 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


 January 31, 2005
--------------------------------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------------------------------
 Investments, at value (cost $2,158,754,368)--see accompanying statement of investments  $2,349,472,638
--------------------------------------------------------------------------------------------------------
 Cash                                                                                         1,197,828
--------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                           9,513,184
 Investments sold                                                                             4,278,221
 Interest and dividends                                                                       1,273,327
 Other                                                                                           27,811
                                                                                         ---------------
 Total assets                                                                             2,365,763,009

--------------------------------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------------------------------
 Bank overdraft-foreign currencies (cost $396,229)                                              396,229
--------------------------------------------------------------------------------------------------------
 Return of collateral for securities loaned                                                  26,209,473
--------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                       4,307,970
 Investments purchased                                                                        3,559,699
 Distribution and service plan fees                                                             486,333
 Transfer and shareholder servicing agent fees                                                  406,368
 Shareholder communications                                                                     137,472
 Trustees' compensation                                                                          18,904
 Other                                                                                           85,368
                                                                                         ---------------
 Total liabilities                                                                           35,607,816

--------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                              $2,330,155,193
                                                                                         ===============

--------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                              $      184,599
--------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                               2,127,030,383
--------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                              268,261
--------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments and foreign currency transactions              11,953,680
--------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities
 denominated in foreign currencies                                                          190,718,270
                                                                                         ---------------
 NET ASSETS                                                                              $2,330,155,193
                                                                                         ===============





42 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,433,548,772 and 112,391,091 shares of beneficial interest outstanding)                       $12.76
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                                        $13.54
--------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $411,122,349
 and 33,231,003 shares of beneficial interest outstanding)                                       $12.37
--------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $411,315,636
 and 33,149,275 shares of beneficial interest outstanding)                                       $12.41
--------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $46,037,671
 and 3,649,300 shares of beneficial interest outstanding)                                        $12.62
--------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets
 of $28,130,765 and 2,178,064 shares of beneficial interest outstanding)                         $12.92


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





43 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


 For the Six Months Ended January 31, 2005
-----------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $13,644)              $ 24,331,469
-----------------------------------------------------------------------------------
 Interest                                                                  246,130
-----------------------------------------------------------------------------------
 Portfolio lending fees                                                     46,231
                                                                       ------------
 Total investment income                                                24,623,830

-----------------------------------------------------------------------------------
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                         7,031,107
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                 1,689,884
 Class B                                                                 1,951,861
 Class C                                                                 1,920,797
 Class N                                                                   102,542
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 1,369,466
 Class B                                                                   519,279
 Class C                                                                   343,088
 Class N                                                                    76,176
 Class Y                                                                    16,384
-----------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                   123,058
 Class B                                                                    74,134
 Class C                                                                    36,438
 Class N                                                                     5,457
-----------------------------------------------------------------------------------
 Trustees' compensation                                                     20,199
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                14,064
-----------------------------------------------------------------------------------
 Other                                                                     167,036
                                                                       ------------
 Total expenses                                                         15,460,970
 Less reduction to custodian expenses                                       (5,191)
 Less payments and waivers of expenses                                      (4,651)
                                                                       ------------
 Net expenses                                                           15,451,128

-----------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                   9,172,702




44 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

-----------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------
 Net realized gain on:
 Investments                                                          $ 63,096,717
 Foreign currency transactions                                             560,673
                                                                      -------------
 Net realized gain                                                      63,657,390
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                           113,557,740
 Translation of assets and liabilities denominated in
 foreign currencies                                                        919,200
                                                                      -------------
 Net change in unrealized appreciation                                 114,476,940

-----------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $187,307,032
                                                                      =============




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


45 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS             YEAR
                                                                       ENDED            ENDED
                                                            JANUARY 31, 2005         JULY 31,
                                                                 (UNAUDITED)             2004
-----------------------------------------------------------------------------------------------
 OPERATIONS
-----------------------------------------------------------------------------------------------
 Net investment income (loss)                                 $    9,172,702   $   (3,367,651)
-----------------------------------------------------------------------------------------------
 Net realized gain                                                63,657,390      241,165,869
-----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                           114,476,940      (72,029,022)
                                                              ---------------------------------
 Net increase in net assets resulting from operations            187,307,032      165,769,196

-----------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                          (8,491,542)              --
 Class B                                                                (232)              --
 Class C                                                                  --               --
 Class N                                                            (157,888)              --
 Class Y                                                            (243,531)              --
-----------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                        (105,624,387)              --
 Class B                                                         (30,628,766)              --
 Class C                                                         (30,453,237)              --
 Class N                                                          (3,271,260)              --
 Class Y                                                          (1,898,777)              --

-----------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                         215,898,436      629,618,870
 Class B                                                          43,043,774       86,494,953
 Class C                                                          61,161,239      114,336,234
 Class N                                                          12,341,727       17,824,109
 Class Y                                                          21,561,835        1,311,934

-----------------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------------
 Total increase                                                  360,544,423    1,015,355,296
-----------------------------------------------------------------------------------------------
 Beginning of period                                           1,969,610,770      954,255,474
                                                              ---------------------------------
 End of period (including accumulated net investment income
 (loss) of $268,261 and $(11,248), respectively)              $2,330,155,193   $1,969,610,770
                                                              =================================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


46 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                              SIX MONTHS                                                        YEAR
                                                   ENDED                                                       ENDED
                                        JANUARY 31, 2005                                                    JULY 31,
 CLASS A                                     (UNAUDITED)         2004          2003             2002          2001 1
------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $12.69       $10.70        $ 9.28           $10.47          $10.00
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        .07 2       (.02)         (.01)            (.04)             -- 3
 Net realized and unrealized gain (loss)            1.09         2.01          1.43            (1.15             .48
                                                  ----------------------------------------------------------------------
 Total from investment operations                   1.16         1.99          1.42            (1.19)            .48
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.08)          --            --               --            (.01)
 Distributions from net realized gain              (1.01)          --            --               --              --
                                                  ----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (1.09)          --            --               --            (.01)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $12.76       $12.69        $10.70            $9.28          $10.47
                                                  ======================================================================

------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 4                 9.14%       18.60%        15.30%          (11.37)%          4.76%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $1,433,549   $1,213,822      $501,277         $300,244        $119,194
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $1,357,454   $  892,462      $362,221         $248,681        $ 48,406
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 5
 Net investment income (loss)                       1.11%        0.11%        (0.02)%          (0.36)%         (0.11)%
 Total expenses                                     1.12% 6      1.17% 6,7     1.23% 6          1.30% 6,7       1.33% 6
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              58%         134%          165%             165%             92%


1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Less than $0.005 per share.
4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
5. Annualized for periods of less than one full year.
6. Reduction to custodian expenses less than 0.01%.
7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


47 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                       SIX MONTHS                                                       YEAR
                                                            ENDED                                                      ENDED
                                                 JANUARY 31, 2005                                                   JULY 31,
 CLASS B                                              (UNAUDITED)           2004         2003           2002          2001 1
------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $12.31         $10.47       $ 9.15         $10.40          $10.00
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 .02 2         (.07)        (.07)          (.06)           (.03)
 Net realized and unrealized gain (loss)                     1.05           1.91         1.39          (1.19)            .43
                                                           -------------------------------------------------------------------
 Total from investment operations                            1.07           1.84         1.32          (1.25)            .40
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          -- 3           --           --             --              --
 Distributions from net realized gain                       (1.01)            --           --             --              --
                                                           -------------------------------------------------------------------
 Total dividends and/or distributions to shareholders       (1.01)            --           --             --              --
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $12.37         $12.31       $10.47          $9.15          $10.40
                                                           ===================================================================

------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 4                          8.67%         17.57%       14.43%        (12.02)%          4.00%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $411,122       $366,608     $237,002       $167,906         $51,412
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $388,574       $321,870     $187,066       $117,801         $17,362
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 5
 Net investment income (loss)                                0.27%         (0.76)%      (0.85)%        (1.11)%         (0.99)%
 Total expenses                                              1.95%          2.01%        2.12%          2.05%           2.15%
 Expenses after payments and waivers and
 reduction to custodian expenses                              N/A 6          N/A 6,7     2.07%           N/A 6,7         N/A 6
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       58%           134%         165%           165%             92%


1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Less than $0.005 per share.
4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
5. Annualized for periods of less than one full year.
6. Reduction to custodian expenses less than 0.01%.
7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


48 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                       SIX MONTHS                                                       YEAR
                                                            ENDED                                                      ENDED
                                                 JANUARY 31, 2005                                                   JULY 31,
 CLASS C                                              (UNAUDITED)           2004         2003           2002          2001 1
-------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $12.34         $10.48       $ 9.15         $10.40          $10.00
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 .02 2         (.05)        (.06)          (.06)           (.03)
 Net realized and unrealized gain (loss)                     1.06           1.91         1.39          (1.19)            .43
                                                           --------------------------------------------------------------------
 Total from investment operations                            1.08           1.86         1.33          (1.25)            .40
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          --             --           --             --              --
 Distributions from net realized gain                       (1.01)            --           --             --              --
                                                           --------------------------------------------------------------------
 Total dividends and/or distributions to shareholders       (1.01)            --           --             --              --
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $12.41         $12.34       $10.48          $9.15          $10.40
                                                           ====================================================================

-------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                          8.73%         17.75%       14.54%        (12.02)%          4.00%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $411,316       $348,928     $198,180       $141,434         $43,613
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $382,391       $289,046     $159,105       $ 97,899         $16,456
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                0.38%         (0.63)%      (0.73)%        (1.11)%         (0.98)%
 Total expenses                                              1.85% 5        1.89% 5,6    1.95% 5        2.05% 5,6       2.15% 5
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       58%           134%         165%           165%             92%


1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


49 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                       SIX MONTHS                                                     YEAR
                                                            ENDED                                                    ENDED
                                                 JANUARY 31, 2005                                                 JULY 31,
 CLASS N                                              (UNAUDITED)           2004         2003           2002        2001 1
----------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $12.56         $10.62       $ 9.23         $10.45        $ 9.84
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 .04 2         (.04)        (.03)          (.03)         (.01)
 Net realized and unrealized gain (loss)                     1.08           1.98         1.42          (1.19)          .62
                                                           -----------------------------------------------------------------
 Total from investment operations                            1.12           1.94         1.39          (1.22)          .61
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        (.05)            --           --             --            --
 Distributions from net realized gain                       (1.01)            --           --             --            --
                                                           -----------------------------------------------------------------
 Total dividends and/or distributions to shareholders       (1.06)            --           --             --            --
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $12.62         $12.56       $10.62          $9.23        $10.45
                                                           =================================================================

----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                          8.89%         18.27%       15.06%        (11.67)%        6.20%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                 $46,038        $33,665      $13,369         $5,158            $8
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $40,848        $22,846      $ 8,524         $2,026            $3
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                0.69%         (0.28)%      (0.30)%        (0.67)%       (0.64)%
 Total expenses                                              1.55%          1.62%        1.49%          1.58%         1.57%
 Expenses after payments and waivers and
 reduction to custodian expenses                             1.53%          1.54%         N/A 5          N/A 5,6       N/A 5
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       58%           134%         165%           165%          92%



1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


50 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                       SIX MONTHS                                                       YEAR
                                                            ENDED                                                      ENDED
                                                 JANUARY 31, 2005                                                   JULY 31,
 CLASS Y                                              (UNAUDITED)           2004         2003           2002          2001 1
-------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $12.86         $10.79       $ 9.31         $10.48          $10.00
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 .09 2          .05          .02           (.03)            .02
 Net realized and unrealized gain (loss)                     1.11           2.02         1.46           (1.14)           .47
                                                           --------------------------------------------------------------------
 Total from investment operations                            1.20           2.07         1.48          (1.17)            .49
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        (.13)            --           --             --            (.01)
 Distributions from net realized gain                       (1.01)            --           --             --              --
                                                           --------------------------------------------------------------------
 Total dividends and/or distributions to shareholders       (1.14)            --           --             --            (.01)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $12.92         $12.86       $10.79          $9.31          $10.48
                                                           ====================================================================

-------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                          9.32%         19.18%       15.90%        (11.16)%          4.94%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                 $28,131         $6,589       $4,428          $2,696             $1
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $22,518         $5,921       $3,102         $1,953              $1
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                1.41%          0.57%        0.44%         (0.07)%          0.35%
 Total expenses                                              0.80%          0.67%        0.77%          1.04%         168.30% 5
 Expenses after payments and waivers and
 reduction to custodian expenses                              N/A 6          N/A 6        N/A 6         1.00%           1.01%
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       58%           134%         165%           165%             92%


1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Added since July 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


51 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Main Street Opportunity Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities



52 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.
    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.



53 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    During the year ended July 31, 2004, the Fund did utilize $79,504,753 of capital loss carryforward to offset realized capital gains.

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


54 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                    SIX MONTHS ENDED JANUARY 31, 2005      YEAR ENDED JULY 31, 2004
                                SHARES         AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------
 CLASS A
 Sold                       20,906,971   $271,135,957     63,199,118   $810,042,516
 Dividends and/or
 distributions reinvested    8,073,080    102,770,318             --             --
 Redeemed                  (12,249,462)  (158,007,839)   (14,406,555)  (180,423,646)
                           ---------------------------------------------------------
 Net increase               16,730,589   $215,898,436     48,792,563   $629,618,870
                           =========================================================

------------------------------------------------------------------------------------
 CLASS B
 Sold                        3,923,578   $ 49,434,510     11,511,685   $139,957,897
 Dividends and/or
 distributions reinvested    2,298,857     28,413,880             --             --
 Redeemed                   (2,764,566)   (34,804,616)    (4,384,689)   (53,462,944)
                           ---------------------------------------------------------
 Net increase                3,457,869   $ 43,043,774      7,126,996   $ 86,494,953
                           =========================================================

------------------------------------------------------------------------------------
 CLASS C
 Sold                        4,956,726   $ 62,580,570     12,280,558   $150,160,929
 Dividends and/or
 distributions reinvested    2,177,568     27,001,854             --             --
 Redeemed                   (2,260,278)   (28,421,185)    (2,923,666)   (35,824,695)
                           ---------------------------------------------------------
 Net increase                4,874,016   $ 61,161,239      9,356,892   $114,336,234
                           =========================================================

------------------------------------------------------------------------------------
 CLASS N
 Sold                        1,110,774   $ 14,236,140      1,779,696   $ 22,298,461
 Dividends and/or
 distributions reinvested      262,066      3,302,038             --             --
 Redeemed                     (404,633)    (5,196,451)      (357,061)    (4,474,352)
                           ---------------------------------------------------------
 Net increase                  968,207   $ 12,341,727      1,422,635   $ 17,824,109
                           =========================================================

55 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST Continued

                   SIX MONTHS ENDED JANUARY 31, 2005     YEAR ENDED JULY 31, 2004
                                SHARES        AMOUNT         SHARES        AMOUNT
------------------------------------------------------------------------------------
 CLASS Y
 Sold                        1,567,568  $ 20,313,167        225,166  $  2,880,882
 Dividends and/or
 distributions reinvested      166,190     2,142,194             --            --
 Redeemed                      (68,038)     (893,526)      (123,378)   (1,568,948)
                           ---------------------------------------------------------
 Net increase                1,665,720  $ 21,561,835        101,788  $  1,311,934
                           =========================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2005, were $1,448,167,874 and $1,284,457,865, respectively.


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
 ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2005, the Fund paid $2,277,283 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor


56 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2005 for Class B, Class C and Class N shares were $6,671,180, $3,345,545 and $579,516, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A        CLASS B        CLASS C        CLASS N
                       CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                     FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                 SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
 SIX MONTHS        RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 ENDED             DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
------------------------------------------------------------------------------------------
 January 31, 2005     $612,494         $4,118       $310,286        $31,191         $7,823

--------------------------------------------------------------------------------
 PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended January 31, 2005, OFS waived $4,651 for Class N shares. This undertaking may be amended or withdrawn at any time.


--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


57 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS Continued
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of January 31, 2005, the Fund had no outstanding foreign currency contracts.


--------------------------------------------------------------------------------
 6. ILLIQUID OR RESTRICTED SECURITIES
 As of January 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the board of trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                                                            UNREALIZED
                           ACQUISITION                 VALUATION AS OF    APPRECIATION
 SECURITY                        DATES        COST    JANUARY 31, 2005  (DEPRECIATION)
--------------------------------------------------------------------------------------
 Mission Oil & Gas, Inc.       12/1/04    $401,683            $365,975       $(35,708)
 ProspEx Resources Ltd.        12/3/04     112,978             123,454         10,476
 Tusk Energy Corp.             12/1/04     463,330             730,561        267,231


--------------------------------------------------------------------------------
 7. SECURITIES LENDING
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also con-


58 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND tinues to receive interest or dividends paid on the securities loaned. As of January 31, 2005, the Fund had on loan securities valued at $25,916,710. Cash of $26,209,473 was received as collateral for the loans, and has been invested in approved instruments.


--------------------------------------------------------------------------------
 8. LITIGATION
 A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.
    The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


59 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.
    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


60 | OPPENHEIMER Main Street Opportunity Fund

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

         Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund



By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005